UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332

and

811-08162
Name of Fund:
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
iShares S&P 500 Index Fund

Master Investment Portfolio
Money Market Master Portfolio
Treasury Money Market Master Portfolio
S&P 500 Index Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock

Funds

III

and

Master

Investment

Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Money Market Master Portfolio

(the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 66,762,107,813
Number of Portfolio Holdings	1
Current seven-day yields (as of June 30, 2024)
Class name	7-Day SEC Yield	7-Day Yield
SL Agency Shares	5.48%	5.48%
The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual Shareholder Report —

June 30, 2024
BISXX-06/24-SAR

Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the BlackRock Cash Funds: Institutional’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 4	0.07%
Key Master Portfolio statistics
Net Assets	$ 67,071,900,496
Number of Portfolio Holdings	303
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Certificates of Deposit	28.7%
Commercial Paper	27.2
Repurchase Agreements	21.2
Time Deposits	17.1
U.S. Treasury Obligations	3.0
Corporate Bonds	0.7
Municipal Bonds	0.6
Other Assets Less Liabilities	1.5
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Money Market Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 20,463,878,782
Number of Portfolio Holdings	1
Current seven-day yields (as of June 30, 2024)
Class name	7-Day SEC Yield	7-Day Yield
Institutional Shares	5.25%	5.25%
The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual Shareholder Report —

June 30, 2024
BRIXX-06/24-SAR

BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 20,463,878,782
Number of Portfolio Holdings	1
Current seven-day yields (as of June 30, 2024)
Class name	7-Day SEC Yield	7-Day Yield
SL Agency Shares	5.28%	5.28%
The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual Shareholder Report —

June 30, 2024
XTSLA-06/24-SAR

Treasury Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the BlackRock Cash Funds: Treasury’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 4	0.07%
Key Master Portfolio statistics
Net Assets	$ 22,269,628,777
Number of Portfolio Holdings	116
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
U.S. Treasury Obligations	52.6%
Repurchase Agreements	43.2
Other Assets Less Liabilities	4.2
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Treasury Money Market Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.22%	24.41%	14.94%	12.75%
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual Shareholder Report —

June 30, 2024
BSPIX-06/24-SAR

iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 12 (a)	0.22% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	15.15%	24.25%	14.80%	12.61%
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual Shareholder Report —

June 30, 2024
BSPSX-06/24-SAR

iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.07%	24.09%	14.65%	12.47%
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual Shareholder Report —

June 30, 2024
BSPAX-06/24-SAR

iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 19 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	15.07%	24.09%	14.65%	12.47%
Investor P Shares (with sales charge)	9.03	17.58	13.42	11.86
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual Shareholder Report —

June 30, 2024
BSPPX-06/24-SAR

iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class G Shares	15.27%	24.51%	15.04%	12.84%
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Performance shown prior to the Class G Shares inception date of July 1, 2019 is that of Class K Shares (which have no distribution or service fees).
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued,
sold
, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual Shareholder Report —

June 30, 2024
BSPGX-06/24-SAR

iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.03% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.26%	24.49%	15.02%	12.83%
S&P 500 ® Index	15.29	24.56	15.05	12.86
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The
Fund
is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual Shareholder Report —

June 30, 2024
WFSPX-06/24-SAR

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the iShares S&P 500 Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01%
Key Master Portfolio statistics
Net Assets	$ 42,412,693,020
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	32.0%
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.2
Industrials	8.0
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Other*	2.8
Short-Term Securities	0.8
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5
Apple, Inc.	6.5
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• BlackRock Cash Funds: Institutional
• BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
ASSETS
Investments, at value — from the applicable Master Portfolio	$ 67,071,900,496	$ 20,527,922,062
Total assets	67,071,900,496	20,527,922,062
LIABILITIES
Payables:
Administration fees	1,126,857	534,948
Income dividend distributions	308,660,113	63,502,644
Professional fees	5,713	5,688
Total liabilities	309,792,683	64,043,280
Commitments and contingent liabilities
NET ASSETS	$ 66,762,107,813	$ 20,463,878,782
NET ASSETS CONSIST OF
Paid-in capital	$ 66,760,832,985	$ 20,463,385,311
Accumulated earnings	1,274,828	493,471
NET ASSETS	$ 66,762,107,813	$ 20,463,878,782
NET ASSET VALUE
Institutional
Net assets	N/A	$ 7,017,717,858
Shares outstanding	N/A	7,017,549,051
Net asset value	N/A	$ 1.00
Shares authorized	N/A	Unlimited
Par value	N/A	No par value
SL Agency
Net assets	$ 66,762,107,813	$ 13,446,160,924
Shares outstanding	66,742,637,842	13,445,836,066
Net asset value	$ 1.0003	$ 1.00
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Fund Statements of Assets and Liabilities
3

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$1,864,648,395	$578,593,301
Expenses	(33,665,540)	(10,885,431)
Fees waived	10,182,411	3,325,398
Total investment income	1,841,165,266	571,033,268
FUND EXPENSES
Administration — class specific	6,679,075	3,191,889
Professional	5,701	5,667
Total expenses	6,684,776	3,197,556
Less:
Fees waived and/or reimbursed by the Administrator	(5,701)	(5,667)
Total expenses after fees waived and/or reimbursed	6,679,075	3,191,889
Net investment income	1,834,486,191	567,841,379
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	197,300	286,196
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(23,151,845)	—
Net realized and unrealized gain (loss)	(22,954,545)	286,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,811,531,646	$568,127,575
See notes to financial statements.
4
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,834,486,191	$3,661,532,979	$567,841,379	$1,001,168,776
Net realized gain	197,300	136,211	286,196	165,700
Net change in unrealized appreciation (depreciation)	(23,151,845)	21,155,303	—	—
Net increase in net assets resulting from operations	1,811,531,646	3,682,824,493	568,127,575	1,001,334,476
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(181,076,418)	(248,757,244)
SL Agency	(1,824,100,267)	(3,648,220,709)	(383,639,802)	(751,569,282)
Decrease in net assets resulting from distributions to shareholders	(1,824,100,267)	(3,648,220,709)	(564,716,220)	(1,000,326,526)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,846,182,457	(12,433,630,915)	(1,960,886,324)	3,869,108,867
NET ASSETS
Total increase (decrease) in net assets	4,833,613,836	(12,399,027,131)	(1,957,474,969)	3,870,116,817
Beginning of period	61,928,493,977	74,327,521,108	22,421,353,751	18,551,236,934
End of period	$66,762,107,813	$61,928,493,977	$20,463,878,782	$22,421,353,751

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
5

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$1.0005	$1.0000	$1.0003	$1.0006	$1.0004	$1.0001
Net investment income	0.0273	0.0523	0.0178	0.0012	0.0078	0.0238
Net realized and unrealized gain (loss)	(0.0002)	0.0005	(0.0003)(a)	(0.0003)	0.0002	0.0003
Net increase from investment operations	0.0271	0.0528	0.0175	0.0009	0.0080	0.0241
Distributions(b)
From net investment income	(0.0273)	(0.0523)	(0.0178)	(0.0012)	(0.0078)	(0.0238)
From net realized gain	—	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	—
Total distributions	(0.0273)	(0.0523)	(0.0178)	(0.0012)	(0.0078)	(0.0238)
Net asset value, end of period	$1.0003	$1.0005	$1.0000	$1.0003	$1.0006	$1.0004
Total Return(d)
Based on net asset value	2.73%(e)	5.38%	1.79%	0.09%	0.80%	2.43%
Ratios to Average Net Assets
Total expenses	0.09%(f)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(f)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	5.49%(f)	5.22%	1.83%	0.11%	0.75%	2.36%
Supplemental Data
Net assets, end of period (000)	$66,762,108	$61,928,494	$74,327,521	$65,665,603	$60,592,423	$54,357,819

(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
See notes to financial statements.
6
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0261	0.0494	0.0155	0.0001	0.0040	0.0210
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001	0.0000 (a)
Net increase from investment operations	0.0261	0.0494	0.0155	0.0001	0.0041	0.0210
Distributions(c)
From net investment income	(0.0261)	(0.0494)	(0.0155)	(0.0001)	(0.0040)	(0.0210)
From net realized gain	—	—	(0.0000)(d)	(0.0000)(d)	(0.0001)	(0.0000)(d)
Total distributions	(0.0261)	(0.0494)	(0.0155)	(0.0001)	(0.0041)	(0.0210)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	2.64%(f)	5.05%	1.56%	0.01%	0.41%	2.12%
Ratios to Average Net Assets
Total expenses	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.12%	0.12%	0.06%	0.12%	0.12%
Net investment income	5.26%(g)	5.01%	1.46%	0.00%(h)	0.23%	2.06%
Supplemental Data
Net assets, end of period (000)	$7,017,718	$6,978,477	$4,071,845	$4,357,983	$9,011,269	$1,813,191

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0263	0.0497	0.0157	0.0001	0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001	0.0000 (a)
Net increase from investment operations	0.0263	0.0497	0.0157	0.0001	0.0043	0.0213
Distributions(c)
From net investment income	(0.0263)	(0.0497)	(0.0157)	(0.0001)	(0.0042)	(0.0213)
From net realized gain	—	—	(0.0000)(d)	(0.0000)(d)	(0.0001)	(0.0000)(d)
Total distributions	(0.0263)	(0.0497)	(0.0157)	(0.0001)	(0.0043)	(0.0213)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	2.66%(f)	5.08%	1.58%	0.01%	0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.09%	0.09%	0.06%	0.09%	0.09%
Net investment income	5.28%(g)	4.99%	1.60%	0.00%(h)	0.37%	2.10%
Supplemental Data
Net assets, end of period (000)	$13,446,161	$15,442,877	$14,479,392	$18,813,987	$11,008,718	$10,620,209

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
8
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified
Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At June 30, 2024, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 92.2% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Institutional only offers SL Agency Shares and is only available for certain eligible investors.  Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).
With respect to Institutional, the Board, or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis.  The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Fund Notes to Financial Statements
9

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each  Fund as follows:
Fund Name	Capital	Institutional	Premium	Select	SL Agency	Trust
Institutional	N/A	N/A	N/A	N/A	0.02%	N/A
Treasury	0.07%(a)	0.05%	0.10%(a)	0.15%(a)	0.02	0.38%(a)

(a)	No shares outstanding as of June 30, 2024.
From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. The Administrator may delegate certain of its administration duties to sub-administrators.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	SL Agency	Total
Institutional	$ —	$ 6,679,075	$ 6,679,075
Treasury	1,731,853	1,460,036	3,191,889
As of June 30, 2024, the only investors for the SL  Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC or BIM acts as securities lending agent and which have directed BTC or BIM on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.
Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.
Expense Waivers and Reimbursements:  The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2025. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator
Institutional	$ 5,701
Treasury	5,667
The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. The Administrator may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Administrator under this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
10
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Treasury	$ (28,760)
6.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of Institutional were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Institutional
SL Agency
Shares sold	174,434,864,869	$ 174,513,361,609	292,313,391,868	$ 292,433,197,100
Shares issued in reinvestment of distributions	57,762	57,779	—	—
Shares redeemed	(169,592,225,730)	(169,667,236,931)	(304,741,305,340)	(304,866,828,015)
	4,842,696,901	$ 4,846,182,457	(12,427,913,472)	$ (12,433,630,915)
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Treasury.
Transactions in capital shares for each class of Treasury were as follows:
Fund Name / Share Class	Six Months Ended 06/30/24	Year Ended 12/31/23
Treasury
Institutional
Shares sold	24,764,429,326	32,979,586,515
Shares issued in reinvestment of distributions	178,726,735	247,404,255
Shares redeemed	(24,905,193,339)	(30,320,076,218)
	37,962,722	2,906,914,552
SL Agency
Shares sold	144,625,401,773	342,223,437,828
Shares issued in reinvestment of distributions	20,421,268	70,818,222
Shares redeemed	(146,644,672,087)	(341,332,115,807)
	(1,998,849,046)	962,140,243
	(1,960,886,324)	3,869,054,795
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
11

Schedule of Investments (unaudited)
June 30, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 28.7%
Domestic — 5.1%
Bank of America NA
5.15%, 01/22/25	$125,000	$ 124,724,654
5.22%, 02/06/25	81,000	80,850,496
5.38%, 07/25/24	345,000	344,999,020
5.48%, 05/09/25	99,000	99,039,767
5.50%, 04/10/25	95,000	95,038,834
5.50%, 04/24/25	96,000	96,037,120
5.69%, 01/29/25(a)	140,000	140,085,673
5.72%, 07/03/25(a)	166,000	166,016,158
5.74%, 02/04/25(a)	215,000	215,190,458
5.75%, 11/14/24	150,000	150,053,287
5.95%, 07/15/24(a)	175,000	175,044,371
Citibank NA
5.92%, 07/22/24	50,000	50,011,239
(1-day SOFR + 0.60%), 5.94%, 10/29/24(a)	100,000	100,137,421
HSBC Bank USA NA
5.50%, 05/09/25	66,000	66,015,626
(1-day SOFR + 0.60%), 5.94%, 11/05/24(a)	100,000	100,113,811
Wells Fargo Bank NA
5.18%, 02/07/25	112,000	111,828,631
5.80%, 11/12/24	200,000	200,186,888
(1-day SOFR + 0.30%), 5.64%, 02/21/25(a)	120,000	120,030,881
(1-day SOFR + 0.34%), 5.68%, 01/30/25(a)	200,000	200,103,460
(1-day SOFR + 0.60%), 5.94%, 09/04/24(a)	200,000	200,193,584
(1-day SOFR + 0.60%), 5.94%, 11/01/24(a)	225,000	225,331,162
(1-day SOFR + 0.64%), 5.98%, 07/17/24(a)	190,000	190,055,009
(1-day SOFR + 0.65%), 5.99%, 07/05/24(a)	177,000	177,018,886
		3,428,106,436
Yankee — 23.6%
Banco Santander SA/New York, 5.54%, 10/24/24(b)	162,000	161,994,978
Bank of Montreal/Chicago(b)
5.40%, 04/01/25	234,000	233,872,695
5.50%, 06/11/25	100,000	100,069,769
5.53%, 05/27/25	93,000	93,074,481
5.80%, 11/08/24	164,000	164,103,527
(1-day SOFR + 0.30%), 5.64%, 02/11/25(a)	310,000	310,129,998
(1-day SOFR + 0.49%), 5.83%, 01/10/25(a)	165,000	165,241,793
(1-day SOFR + 0.68%), 6.02%, 07/01/24(a)	250,000	250,012,640
Bank of Nova Scotia/Houston(b)
5.80%, 11/08/24	161,000	161,089,022
6.00%, 10/18/24	75,000	75,076,976
(1-day SOFR + 0.30%), 5.64%, 02/21/25(a)	175,000	175,057,974
(1-day SOFR + 0.56%), 5.90%, 10/17/24(a)	149,000	149,180,375
Barclays Bank PLC/New York(b)
5.40%, 10/01/24	200,000	199,916,452
(1-day SOFR + 0.38%), 5.72%, 02/14/25(a)	100,000	100,074,933
(1-day SOFR + 0.39%), 5.34%, 10/04/24(a)	276,000	276,188,439
Bayerische Landesbank/New York, 5.45%, 08/01/24(b)	159,000	159,023,578
BNP Paribas SA/New York(b)
5.28%, 12/31/24	166,000	165,757,413
5.45%, 10/01/24	167,000	166,982,958
5.72%, 08/19/24	100,000	100,024,752
5.83%, 08/08/24	250,000	250,082,137
(1-day SOFR + 0.34%), 5.68%, 02/03/25(a)	213,000	213,127,255
Canadian Imperial Bank of Commerce/New York(b)
5.45%, 06/05/25	150,000	150,076,854
5.50%, 05/23/25	99,000	99,079,657
5.80%, 11/08/24	180,000	180,078,327
Security	Par (000)	Value
Yankee (continued)
Canadian Imperial Bank of Commerce/New York(b) (continued)
(1-day SOFR + 0.26%), 5.60%, 02/20/25(a)	$160,000	$ 160,034,131
(1-day SOFR + 0.26%), 5.60%, 03/04/25(a)	177,000	177,024,599
(1-day SOFR + 0.64%), 5.98%, 07/22/24(a)	191,000	191,071,638
(1-day SOFR + 0.68%), 6.02%, 07/01/24(a)	242,000	242,012,044
Cooperatieve Rabobank UA/New York(b)
5.78%, 11/08/24	30,000	30,035,002
(1-day SOFR + 0.30%), 5.64%, 02/03/25(a)	228,000	228,131,346
Credit Agricole Corp. & Investment Bank SA/New York(b)
5.27%, 10/16/24	187,000	186,813,798
5.37%, 07/31/24	241,000	240,985,371
5.41%, 07/01/24	200,000	199,999,180
5.45%, 09/30/24	167,000	166,974,365
5.50%, 05/23/25	94,000	94,061,341
5.54%, 12/02/24	100,000	99,999,496
5.55%, 11/01/24	141,000	141,004,306
Credit Industriel Et Commercial SA/New York(b)
5.35%, 02/12/25	196,000	195,753,214
5.50%, 05/12/25	99,000	99,024,997
Deutsche Bank AG/New York(a)(b)
(1-day SOFR + 0.22%), 5.77%, 12/06/24	84,000	83,998,236
(1-day SOFR + 0.22%), 5.78%, 08/15/24	172,000	172,003,349
(1-day SOFR + 0.27%), 5.61%, 07/17/24	200,000	200,004,000
(1-day SOFR + 0.29%), 5.92%, 11/01/24	97,000	97,016,298
(1-day SOFR + 0.29%), 5.93%, 10/03/24	228,000	228,064,980
DG Bank, 5.47%, 10/16/24(b)	123,000	123,005,394
Landesbank Baden-Wuerttemberg/New York, 5.35%, 07/05/24(b)	500,000	499,999,925
Lloyds Bank Corporate Markets PLC/New York, 5.38%, 09/16/24(b)	200,000	199,927,338
Mitsubishi UFJ Trust & Banking Corp./New York(b)
5.33%, 07/05/24	460,000	459,998,142
(1-day SOFR + 0.40%), 5.74%, 05/02/25(a)	90,000	90,051,462
(1-day SOFR + 0.40%), 5.74%, 07/01/25(a)	150,000	150,036,695
(1-day SOFR + 0.42%), 5.76%, 10/11/24(a)	213,000	213,152,974
(1-day SOFR + 0.55%), 5.89%, 08/13/24(a)	150,000	150,081,095
Mizuho Bank Ltd./New York(a)(b)
(1-day SOFR + 0.24%), 5.58%, 11/04/24	100,000	100,024,555
(1-day SOFR + 0.25%), 5.59%, 11/01/24	150,000	150,042,864
(1-day SOFR + 0.42%), 5.76%, 01/10/25	250,000	250,272,437
MUFG Bank Ltd./New York(b)
5.19%, 01/08/25	250,000	249,511,707
5.67%, 08/29/24	277,000	277,040,766
(1-day SOFR + 0.36%), 5.70%, 01/31/25(a)	177,000	177,172,221
Natixis SA/New York(b)
5.39%, 07/01/24	335,000	334,999,102
5.40%, 08/01/24	164,000	163,985,834
5.45%, 10/01/24	135,000	134,980,721
5.50%, 05/12/25	96,000	96,040,388
Norinchukin Bank/New York, 5.47%, 08/07/24(b)	150,000	150,002,303
Royal Bank of Canada/New York, (1-day SOFR + 0.65%), 5.99%, 07/03/24(a)(b)	260,000	260,016,518
Standard Chartered Bank/New York(b)
5.20%, 01/08/25	250,000	249,492,475
5.50%, 04/09/25	140,000	140,065,660
(1-day SOFR + 0.23%), 5.57%, 08/02/24(a)	150,000	150,019,640
(1-day SOFR + 0.25%), 5.56%, 11/12/24(a)	175,000	175,057,381
Sumitomo Mitsui Banking Corp./New York(b)
5.47%, 08/09/24	168,000	168,013,087
(1-day SOFR + 0.25%), 5.59%, 09/27/24(a)	46,000	46,011,197
12
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Yankee (continued)
Sumitomo Mitsui Banking Corp./New York(b) (continued)
(1-day SOFR + 0.25%), 5.59%, 11/04/24(a)	$180,000	$ 180,052,783
(1-day SOFR + 0.25%), 5.59%, 11/06/24(a)	178,000	178,051,656
Sumitomo Mitsui Trust Bank Ltd./ New York, (1-day SOFR + 0.24%), 5.58%, 10/29/24(a)(b)	165,000	165,043,258
Svenska Handelsbanken/New York(b)
5.47%, 02/20/25	100,000	100,012,311
(1-day SOFR + 0.20%), 5.54%, 10/03/24(a)	124,000	124,039,444
(1-day SOFR + 0.27%), 5.61%, 02/05/25(a)	200,000	200,049,542
Swedbank AB/New York, (1-day SOFR + 0.20%), 5.54%, 10/02/24(a)(b)	100,000	100,023,467
Toronto-Dominion Bank/New York(b)
5.15%, 12/31/24	151,000	150,693,692
5.40%, 03/31/25	190,000	189,890,949
5.48%, 05/22/25	100,000	100,055,467
5.80%, 11/07/24	180,000	180,100,809
6.00%, 07/01/24(a)	222,000	222,009,011
6.00%, 10/02/24	150,000	150,119,189
6.05%, 07/03/24	100,000	100,005,497
(1-day SOFR + 0.26%), 5.57%, 02/21/25(a)	150,000	150,003,492
(1-day SOFR + 0.30%), 5.64%, 02/14/25(a)	283,000	283,089,601
Westpac Banking Corp./New York(b)
5.35%, 01/28/25	124,000	123,915,139
5.85%, 11/01/24	300,000	300,252,801
(1-day SOFR + 0.30%), 5.64%, 01/31/25(a)	88,000	88,070,383
(1-day SOFR + 0.30%), 5.64%, 02/03/25(a)	100,000	100,079,602
(1-day SOFR + 0.33%), 5.67%, 01/24/25(a)	135,000	135,131,273
		15,813,019,921
		19,241,126,357
Commercial Paper — 27.2%
Accenture Capital, Inc., 5.50%, 07/15/24(c)(d)	99,000	98,751,570
Alinghi Funding Co. LLC, 5.53%, 01/06/25(c)(d)	223,000	216,645,631
Aquitaine Funding Co. LLC(c)(d)
5.42%, 07/18/24	72,502	72,284,400
5.42%, 07/26/24	127,331	126,793,041
ASB Bank Ltd., (1-day SOFR + 0.38%), 5.72%, 05/15/25(a)(d)	66,000	66,045,540
Australia & New Zealand Banking Group Ltd.(c)
5.62%, 07/01/24	200,000	199,911,524
5.15%, 01/14/25(d)	140,000	135,894,889
Bedford Row Funding Corp.(c)(d)
5.36%, 07/02/24	53,000	52,968,637
5.82%, 11/04/24	100,000	98,080,229
Bennington Stark Capital Co. LLC, 5.36%, 07/03/24(c)(d)	706,275	705,749,355
BPCE SA
5.40%, 07/08/24(c)(d)	239,000	238,646,603
5.32%, 12/11/24(c)	159,000	155,092,710
(1-day SOFR + 0.25%), 5.56%, 12/09/24(a)(d)	200,000	200,057,732
Cabot Trail Funding LLC, 5.32%, 07/01/24(c)(d)	101,000	100,955,187
Chesham Finance Ltd./Chesham Finance LLC(c)(d)
5.34%, 07/01/24	652,000	651,710,173
5.35%, 07/01/24	1,303,000	1,302,420,790
5.34%, 07/02/24	652,000	651,613,455
5.35%, 07/02/24	1,303,000	1,302,227,504
5.36%, 07/03/24	1,068,000	1,067,208,324
Cisco Systems, Inc.(c)(d)
5.35%, 07/08/24	181,000	180,733,472
5.36%, 07/12/24	175,000	174,639,127
Security	Par (000)	Value
Commercial Paper (continued)
Concord Minutemen Capital Co. LLC(d)
5.55%, 09/12/24	$186,000	$ 185,988,096
5.60%, 11/29/24	136,000	135,914,048
(1-day SOFR + 0.30%), 5.64%, 10/01/24(a)	100,000	100,009,735
(1-day SOFR + 0.30%), 5.62%, 10/08/24(a)	100,000	100,010,743
(1-day SOFR + 0.30%), 5.64%, 10/11/24(a)	194,000	194,049,664
(1-day SOFR + 0.40%), 5.74%, 12/02/24(a)	175,000	175,112,350
DBS Bank Ltd., 5.42%, 07/01/24(c)(d)	100,000	99,955,762
DBS BANK Ltd., 5.45%, 09/27/24(c)(d)	86,000	84,838,882
Endeavour Funding Co. LLC(c)(d)
5.64%, 11/01/24	187,000	183,472,245
5.54%, 01/06/25	200,000	194,303,146
Erste Finance Delaware LLC, 5.35%, 07/03/24(c)(d)	649,100	648,619,101
Great Bear Funding LLC(c)(d)
5.34%, 07/02/24	160,000	159,905,042
5.34%, 07/03/24	133,500	133,400,908
Home Depot, Inc., 5.40%, 07/02/24(c)(d)	200,000	199,882,096
HSBC Bank PLC(a)(d)
(1-day SOFR + 0.23%), 5.57%, 11/04/24	150,000	150,025,745
(1-day SOFR + 0.38%), 5.72%, 01/23/25	129,000	129,088,232
(1-day SOFR + 0.38%), 5.72%, 01/29/25	170,000	170,113,942
(1-day SOFR + 0.38%), 5.72%, 05/02/25	95,000	95,040,865
(1-day SOFR + 0.39%), 5.73%, 01/06/25	223,000	223,177,822
ING US Funding LLC(a)(d)
(1-day SOFR + 0.24%), 5.58%, 10/31/24	100,000	100,024,216
(1-day SOFR + 0.25%), 5.59%, 11/12/24	184,000	184,041,275
Ionic Funding LLC(c)
5.52%, 07/12/24	136,000	135,713,422
5.51%, 07/19/24	51,000	50,837,744
5.52%, 07/23/24	68,000	67,741,695
5.52%, 08/14/24	226,000	224,374,244
Johnson & Johnson, 5.32%, 07/31/24(c)(d)	129,825	129,195,219
Legacy Capital Co. LLC(a)(d)
(1-day SOFR + 0.35%), 5.69%, 02/07/25	81,000	81,051,840
(1-day SOFR + 0.35%), 5.69%, 02/21/25	65,000	65,043,160
Liberty Street Funding LLC, 5.31%, 07/01/24(c)(d)	56,200	56,175,018
Lloyds Bank PLC(d)
5.39%, 02/10/25(c)	164,000	158,542,237
(1-day SOFR + 0.35%), 5.69%, 02/14/25(a)	175,000	175,150,223
LMA-Americas LLC(c)(d)
5.47%, 09/23/24	53,000	52,308,222
5.46%, 10/02/24	60,000	59,136,768
Longship Funding LLC, 5.35%, 07/03/24(c)(d)	324,000	323,760,408
Macquarie Bank Ltd.
5.50%, 07/25/24(c)(d)	175,000	174,291,600
5.36%, 12/10/24(c)	50,000	48,762,500
(1-day SOFR + 0.27%), 5.61%, 03/07/25(a)(d)	135,000	134,991,934
(1-day SOFR + 0.28%), 5.62%, 03/03/25(a)(d)	185,000	185,013,529
(1-day SOFR + 0.30%), 5.64%, 03/21/25(a)(d)	100,000	100,007,100
(1-day SOFR + 0.43%), 5.77%, 02/03/25(a)(d)	100,000	100,106,652
(1-day SOFR + 0.50%), 5.84%, 12/13/24(a)(d)	100,000	100,140,130
National Australia Bank Ltd., (1-day SOFR + 0.30%), 5.64%, 01/30/25(a)(d)	170,000	170,077,943
National Bank of Canada(d)
5.21%, 01/21/25(c)	162,000	157,061,840
(1-day SOFR + 0.33%), 5.67%, 02/03/25(a)	105,000	105,052,082
Nederlandse Waterschapsbank NV, 5.38%, 07/09/24(c)(d)	97,000	96,841,921
Old Line Funding LLC(d)
5.45%, 09/23/24(c)	141,000	139,162,676
(1-day SOFR + 0.25%), 5.57%, 11/05/24(a)	125,000	125,015,869
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Oversea-Chinese Banking Corp. Ltd., 5.44%, 07/02/24(c)(d)	$74,200	$ 74,156,375
Overwatch Alpha Funding LLC(c)(d)
5.36%, 07/02/24	100,000	99,940,714
5.36%, 07/03/24	100,000	99,925,873
Overwatch Bravo Funding LLC, 5.36%, 07/01/24(c)(d)	100,000	99,954,400
Pfizer, Inc., 5.34%, 08/06/24(c)(d)	79,000	78,543,327
Royal Bank of Canada, 5.80%, 11/06/24(c)	175,000	171,586,786
Societe Generale SA, 5.39%, 07/08/24(c)(d)	200,000	199,696,400
Sumitomo Mitsui Trust Bank Ltd./Singapore(c)(d)
5.44%, 07/02/24	167,000	166,901,894
5.48%, 08/05/24	131,000	130,266,289
Swedbank AB, (1-day SOFR + 0.24%), 5.58%, 12/09/24(a)(d)	125,000	125,030,873
Thunder Bay Funding LLC, (1-day SOFR + 0.25%), 5.59%, 12/19/24(a)(d)	49,000	49,009,163
UBS AG/London(d)
5.88%, 08/02/24(c)	282,000	280,526,079
(1-day SOFR + 0.28%), 5.77%, 03/26/25(a)	187,000	187,020,894
(1-day SOFR + 0.30%), 5.65%, 01/02/25(a)	239,000	239,052,427
(1-day SOFR + 0.30%), 5.66%, 01/03/25(a)	145,000	145,032,149
(1-day SOFR + 0.30%), 5.65%, 02/05/25(a)	162,000	162,015,805
(1-day SOFR + 0.32%), 5.67%, 02/03/25(a)	169,000	169,027,814
Victory Receivables Corp., 5.47%, 08/05/24(c)(d)	225,000	223,718,132
VW CR, Inc.(c)(d)
5.54%, 07/11/24	50,000	49,901,349
5.58%, 07/12/24	70,000	69,851,111
Washington Morgan Capital Co. LLC(c)(d)
5.49%, 08/23/24	154,000	152,688,998
5.55%, 11/08/24	91,000	89,171,810
Westpac Banking Corp.
5.71%, 11/07/24(c)	64,874	63,618,800
(1-day SOFR + 0.25%), 5.59%, 03/25/25(a)(d)	91,000	91,006,461
(1-day SOFR + 0.55%), 5.89%, 10/30/24(a)(d)	128,000	128,152,320
Westpac Securities NZ Ltd./London(d)
5.10%, 01/24/25(c)	141,000	136,634,993
(1-day SOFR + 0.36%), 5.70%, 05/08/25(a)	97,000	97,049,082
		18,240,440,102
Corporate Bonds — 0.7%
Automobiles — 0.7%
Toyota Motor Credit Corp.(a)
5.83%, 12/09/24	126,985	127,157,065
5.92%, 02/24/25	174,000	174,111,617
Series B, 6.01%, 06/10/25	167,000	167,019,903
		468,288,585
Municipal Bonds — 0.6%
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Series 2023-1, VRDN, 5.38%, 07/05/24(a)(e)	60,527	60,527,000
Montana — 0.0%
Taxable Municipal Funding Trust, RB, Series 2018-4, VRDN, (AGM-CR), 5.47%, 07/05/24(a)(d)(e)	3,000	3,000,000
Security	Par (000)	Value
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 5.43%, 07/05/24(a)(d)(e)	$12,500	$ 12,500,000
New York — 0.4%
Jets Stadium Development LLC(a)(d)(e)
Series A-4A, VRDN, 5.92%, 07/05/24	38,055	38,055,000
Series A-4B, VRDN, 5.92%, 07/05/24	2,400	2,400,000
Series A-4C, VRDN, 5.92%, 07/05/24	32,900	32,900,000
Jets Stadium Finance Issuer LLC, VRDN, 5.92%, 07/05/24(a)(d)(e)	115,780	115,780,000
Taxable Municipal Funding Trust, RB, Series 2019, VRDN, 5.47%, 07/05/24(a)(d)(e)	42,315	42,315,000
Tender Option Bond Trust Receipts/Certificates, Refunding RB, Series 2021, VRDN, 5.50%, 07/05/24(a)(d)(e)	2,000	2,000,000
		233,450,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 5.44%, 07/05/24(a)(d)(e)	28,765	28,765,000
Texas — 0.1%
North Texas Higher Education Authority, Inc., RB, Series 2023-1, VRDN, 5.38%, 07/05/24(a)(e)	39,800	39,800,000
		378,042,000
Time Deposits — 17.1%
ABN Amro NV, 5.33%, 07/03/24	360,000	360,000,000
Banco Santander SA, New York Branch, 5.33%, 07/02/24	500,000	500,000,000
Credit Agricole Corporate And Investment Bank SA, 5.30%, 07/01/24	136,000	136,000,000
First Abu Dhabi Bank, 5.33%, 07/01/24	573,000	573,000,000
ING Bank NV, Amsterdam Branch, 5.33%, 07/02/24	2,189,000	2,189,000,000
KBC Bank NV/New York, 5.32%, 07/01/24	650,000	650,000,000
Landesbank Hessen Thueringen Giroze
5.34%, 07/01/24	312,000	312,000,000
5.37%, 07/01/24	750,000	750,000,000
5.37%, 07/02/24	500,000	500,000,000
5.37%, 07/03/24	750,000	750,000,000
5.37%, 07/05/24	625,000	625,000,000
Mizuho Bank Ltd./New York, 5.33%, 07/01/24	146,500	146,500,000
Royal Bank Of Canada, Toronto Branch, 5.32%, 07/01/24	800,000	800,000,000
Skandinaviska Enskilda Banken, 5.33%, 07/01/24	2,875,000	2,875,000,000
Toronto Dominion Bank, 5.31%, 07/01/24	300,000	300,000,000
		11,466,500,000
U.S. Treasury Obligations — 3.0%
U.S. Treasury Floating Rate Notes(a)
(3-mo. U.S. Treasury Money Market Yield + 0.14%), 5.45%, 10/31/24	316,000	316,111,251
(3-mo. U.S. Treasury Money Market Yield + 0.20%), 5.51%, 01/31/25	712,000	712,656,243
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.47%, 04/30/25	339,000	339,193,874
14
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Floating Rate Notes(a) (continued)
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 5.43%, 07/31/25	$182,000	$ 182,031,079
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.48%, 10/31/25	304,000	304,154,204
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 5.46%, 04/30/26	182,000	181,916,535
		2,036,063,186
Total Short-Term Securities —77.3% (Cost: $51,831,033,134)		51,830,460,230
Total Repurchase Agreements — 21.2% (Cost: $14,244,500,000)		14,244,500,000
Total Investments — 98.5% (Cost: $66,075,533,134(f))		66,074,960,230
Other Assets Less Liabilities — 1.5%		996,940,266
Net Assets — 100.0%		$ 67,071,900,496

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Barclays Bank PLC	5.42%(a)	06/28/24	07/01/24	$ 628,000	$ 628,000,000	$ 628,283,647	Corporate Debt/Obligation, 1.55% to 9.25%, due 3/23/25 to 4/20/67	$ 681,727,000	$ 659,400,733
	5.44 (a)	06/28/24	07/01/24	307,000	307,000,000	307,139,173	Corporate Debt/Obligation, 0.00% to 7.55%, due 2/01/25 to 8/15/54	343,656,000	328,492,103
	5.55 (a)	06/28/24	07/05/24	100,000	100,000,000	100,107,917	Corporate Debt/Obligation, 0.00% to 7.72%, due 7/15/24 to 3/25/64	3,312,200,456	107,000,000
	5.57 (a)	06/28/24	08/02/24	104,000	104,000,000	104,563,189	Corporate Debt/Obligation, 5.00% to 7.60%, due 2/01/26 to 5/15/64	99,214,000	111,280,529
	5.72 (a)	06/28/24	08/03/24	138,000	138,000,000	138,789,360	Corporate Debt/Obligation, 6.69% to 9.52%, due 1/15/39 to 2/25/44	163,168,908	149,400,351
	5.42	06/28/24	07/01/24	1,157,000	1,157,000,000	1,157,522,578	Corporate Debt/Obligation, 0.88% to 8.75%, due 2/07/25 to 8/16/77	1,312,531,000	1,214,851,003
Total Barclays Bank PLC					$ 2,434,000,000				$ 2,570,424,719
Barclays Capital, Inc.	5.55 (a)	06/28/24	08/02/24	243,000	243,000,000	244,311,187	Corporate Debt/Obligation, 0.00% to 5.48%, due 7/05/24 to 5/15/51	255,184,427	251,782,546
BNP Paribas S.A.	5.44	06/28/24	07/01/24	78,000	78,000,000	78,035,360	Corporate Debt/Obligation, 0.47% to 6.43%, due 8/22/24 to 8/25/51	127,997,207	81,938,445
	5.54	06/28/24	07/01/24	64,000	64,000,000	64,029,547	Corporate Debt/Obligation, 4.75% to 10.50%, due 4/01/26 to 5/01/32	74,268,000	72,072,718
	5.42 (a)	06/28/24	07/01/24	300,000	300,000,000	300,135,500	Corporate Debt/Obligation, 0.00% to 11.34%, due 2/15/25 to 10/12/2110	334,565,558	317,941,613
	5.71 (a)	06/28/24	10/01/24	85,000	85,000,000	86,280,785	Corporate Debt/Obligation, 2.05% to 12.50%, due 12/11/24 to 1/15/84	110,475,146	95,391,479
Total BNP Paribas S.A.					$ 527,000,000				$ 567,344,255
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BofA Securities, Inc.	5.37%	06/25/24	07/02/24	$ 91,000	$ 91,000,000	$ 91,095,019	Corporate Debt/Obligation, 1.90% to 7.13%, due 1/22/25 to 3/22/54	$ 98,974,000	$ 95,550,026
	5.33	06/28/24	07/01/24	3,000	3,000,000	3,001,333	U.S. Government Sponsored Agency Obligation, 0.40% to 4.00%, due 5/20/51 to 11/20/67	116,180,955	3,150,001
	5.37	06/28/24	07/05/24	150,000	150,000,000	150,156,625	Corporate Debt/Obligation, 0.55% to 7.38%, due 7/12/24 to 7/15/62	163,120,000	157,500,029
	5.44 (a)	06/28/24	07/05/24	113,000	113,000,000	113,119,529	Corporate Debt/Obligation, 0.75% to 7.95%, due 10/07/24 to 4/15/58	128,637,000	118,650,209
	5.54 (a)	06/28/24	08/02/24	100,000	100,000,000	100,538,611	Corporate Debt/Obligation, 0.00% to 7.80%, due 9/10/24 to 12/31/79	109,551,000	104,994,129
	5.64 (a)	06/28/24	08/02/24	538,000	538,000,000	540,950,033	Corporate Debt/Obligation, 0.00% to 8.72%, due 7/01/24 to 10/25/68	3,492,663,437	575,660,001
Total BofA Securities, Inc.					$ 995,000,000				$ 1,055,504,395
Citigroup Global Markets, Inc.(b)	5.34	06/28/24	07/01/24	1,000	1,000,000	1,000,445	U.S. Government Sponsored Agency Obligation, 3.00% to 3.50%, due 1/20/47 to 2/20/54	6,974,817	1,020,473
	5.41 (a)	06/28/24	07/01/24	150,000	150,000,000	150,067,625	Corporate Debt/Obligation, 0.00% to 5.40%, due 7/02/24 to 8/15/47	177,897,300	155,545,676
	5.33	06/28/24	07/01/24	75,000	75,000,000	75,033,312	U.S. Treasury Obligation, 0.75% to 2.63%, due 3/31/25 to 3/31/26	78,185,126	76,500,004
Total Citigroup Global Markets, Inc.					$ 226,000,000				$ 233,066,153
Credit Agricole Corp.(b)	5.32	06/28/24	07/01/24	150,000	150,000,000	150,066,500	U.S. Treasury Obligation, 0.63% to 3.88%, due 7/31/26 to 8/15/33	160,220,300	153,000,011
	5.33	06/28/24	07/01/24	50,000	50,000,000	50,022,208	U.S. Government Sponsored Agency Obligation, 2.50% to 6.50%, due 12/01/49 to 8/01/53	95,774,152	51,500,000
	5.47 (a)	06/28/24	07/05/24	349,000	349,000,000	349,371,200	Corporate Debt/Obligation, 0.00% to 9.63%, due 9/03/24 to 12/31/79	467,241,073	374,132,644
Total Credit Agricole Corp.					$ 549,000,000				$ 578,632,655
Deutsche Bank Securities, Inc.	5.33	06/28/24	07/01/24	75,000	75,000,000	75,033,313	U.S. Treasury Obligation, 3.88%, due 12/31/27	76,429,600	76,500,075
	5.34	06/28/24	07/01/24	500,000	500,000,000	500,222,500	U.S. Treasury Obligation, 0.00% to 4.00%, due 7/01/24 to 12/31/28	517,075,661	509,481,619
Total Deutsche Bank Securities, Inc.					$ 575,000,000				$ 585,981,694
Federal Reserve Bank of New York	5.30	06/28/24	07/01/24	2,400,000	2,400,000,000	2,401,060,000	U.S. Treasury Obligation, 0.38% to 2.38%, due 8/15/24 to 5/15/29	2,584,079,700	2,401,060,067
16
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Goldman Sachs & Co.	5.33%	06/28/24	07/01/24	$ 234,000	$ 234,000,000	$ 234,103,935	U.S. Government Sponsored Agency Obligation, 2.50% to 7.00%, due 8/15/25 to 4/20/54	$ 355,440,345	$ 238,680,000
	5.76 (a)	06/28/24	08/12/24	22,500	22,500,000	22,662,000	Corporate Debt/Obligation, 0.94% to 8.45%, due 2/01/27 to 7/15/69	31,431,847	24,024,544
Total Goldman Sachs & Co.					$ 256,500,000				$ 262,704,544
J.P. Morgan Securities LLC	5.37 (a)	06/28/24	07/05/24	821,000	821,000,000	821,857,261	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 2/01/30 to 5/20/63	1,172,263,837	837,420,000
	5.44 (a)	06/28/24	07/01/24	200,000	200,000,000	200,090,667	Corporate Debt/Obligation, 0.00% to 5.57%, due 7/12/24 to 6/20/25	208,343,423	207,133,292
	5.52 (a)	06/28/24	07/01/24	87,000	87,000,000	87,040,020	Corporate Debt/Obligation, 0.00% to 5.53%, due 8/15/25 to 12/01/58	97,070,000	93,090,254
	5.52 (a)	06/28/24	07/05/24	222,000	222,000,000	222,238,280	Corporate Debt/Obligation, 0.00% to 12.50%, due 8/15/24 to 12/31/79	241,329,606	236,530,912
	5.52 (a)	06/28/24	07/05/24	600,000	600,000,000	600,644,000	Corporate Debt/Obligation, 1.38% to 7.96%, due 9/10/24 to 12/31/79	639,821,000	630,000,294
	5.54 (a)	06/28/24	07/01/24	163,000	163,000,000	163,075,252	Corporate Debt/Obligation, 0.00% to 8.30%, due 9/22/24 to 12/31/79	171,258,028	174,778,675
	5.62 (a)	06/28/24	07/01/24	200,000	200,000,000	200,093,667	Corporate Debt/Obligation, 3.00% to 9.63%, due 10/01/24 to 12/31/2500	230,198,000	218,331,160
	5.63 (a)	06/28/24	09/27/24	325,000	325,000,000	329,625,201	Corporate Debt/Obligation, 0.00% to 7.30%, due 9/01/24 to 9/01/54	334,843,809	347,750,000
	5.69 (a)	06/28/24	09/26/24	230,000	230,000,000	233,271,750	Corporate Debt/Obligation, 0.00% to 9.39%, due 7/01/24 to 4/20/62	1,440,741,927	246,100,000
	5.80 (a)	06/28/24	09/26/24	143,000	143,000,000	145,073,500	Corporate Debt/Obligation, 0.00% to 9.01%, due 8/15/25 to 5/25/62	440,757,829	153,010,000
	5.80 (a)	06/28/24	09/26/24	205,000	205,000,000	207,972,500	Corporate Debt/Obligation, 0.57% to 9.00%, due 7/01/24 to 7/15/69	257,425,080	220,497,218
	5.80 (a)	06/28/24	09/26/24	565,000	565,000,000	573,192,500	Corporate Debt/Obligation, 0.00% to 10.14%, due 9/15/24 to 1/25/72	1,655,900,619	604,743,192
	5.33	06/28/24	07/01/24	1,000	1,000,000	1,000,444	U.S. Government Sponsored Agency Obligation, 4.00% to 6.50%, due 2/20/41 to 2/15/53	1,585,286	1,020,000
Total J.P. Morgan Securities LLC					$ 3,762,000,000				$ 3,970,404,997
Mizuho Security USA, Inc.	5.47 (a)	06/28/24	07/01/24	24,000	24,000,000	24,010,940	Corporate Debt/Obligation, 5.25% to 5.50%, due 5/01/40 to 6/30/60	23,915,000	25,684,270
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Mizuho Security USA, Inc.(continued) (continued)	5.77%(a)	06/28/24	08/02/24	$ 67,000	$ 67,000,000	$ 67,375,851	Corporate Debt/Obligation, 0.90% to 7.49%, due 7/01/24 to 7/25/69	$ 113,940,764	$ 71,690,001
	5.87 (a)	06/28/24	09/27/24	110,000	110,000,000	111,632,186	Corporate Debt/Obligation, 3.00% to 11.42%, due 11/15/27 to 4/25/35	116,665,113	117,700,000
Total Mizuho Security USA, Inc.					$ 201,000,000				$ 215,074,271
Natixis SA	5.46 (a)	06/28/24	07/01/24	134,000	134,000,000	134,060,970	Corporate Debt/Obligation, 1.65% to 7.95%, due 5/01/25 to 11/15/95	155,240,523	140,700,000
	5.49 (a)	06/28/24	07/05/24	120,000	120,000,000	120,128,100	Corporate Debt/Obligation, 0.00% to 7.95%, due 5/01/25 to 11/15/95	137,899,930	126,000,000
	5.57 (a)	06/28/24	07/05/24	83,000	83,000,000	83,089,894	Corporate Debt/Obligation, 0.00% to 9.88%, due 3/01/26 to 5/15/97	90,469,565	90,561,921
Total Natixis SA					$ 337,000,000				$ 357,261,921
TD Securities (USA) LLC	5.40 (a)	06/28/24	07/01/24	669,000	669,000,000	669,301,050	Corporate Debt/Obligation, 1.50% to 8.60%, due 1/15/25 to 2/15/65	696,940,277	701,506,559
	5.42 (a)	06/28/24	07/05/24	375,000	375,000,000	375,395,208	Corporate Debt/Obligation, 3.35% to 8.25%, due 5/01/25 to 3/15/59	416,904,000	393,750,285
Total TD Securities (USA) LLC					$ 1,044,000,000				$ 1,095,256,844
Wells Fargo Securities LLC	5.74 (a)	06/28/24	10/01/24	690,000	690,000,000	700,451,583	Corporate Debt/Obligation, 0.00% to 7.68%, due 7/01/24 to 1/25/66	5,158,876,683	730,671,640
	5.33	06/28/24	07/01/24	5,000	5,000,000	5,002,221	U.S. Government Sponsored Agency Obligation, 2.00% to 4.50%, due 10/16/42 to 10/16/62	17,172,400	5,250,000
Total Wells Fargo Securities LLC					695,000,000				735,921,640
					$ 14,244,500,000				$ 14,880,420,701

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 19,241,126,357	$ —	$ 19,241,126,357
Commercial Paper	—	18,240,440,102	—	18,240,440,102
Corporate Bonds	—	468,288,585	—	468,288,585
Municipal Bonds	—	378,042,000	—	378,042,000
Repurchase Agreements	—	14,244,500,000	—	14,244,500,000
18
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Money Market Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Time Deposits	$ —	$ 11,466,500,000	$ —	$ 11,466,500,000
U.S. Treasury Obligations	—	2,036,063,186	—	2,036,063,186
	$—	$66,074,960,230	$—	$66,074,960,230
See notes to financial statements.
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)
June 30, 2024
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations — 52.6%
U.S. Treasury Bills(a)
5.27%, 07/05/24	$176,772	$ 176,672,824
5.28%, 07/11/24	478,182	477,507,114
5.20%, 07/18/24	576,107	574,751,613
5.37%, 07/23/24 - 11/21/24	1,215,568	1,195,357,821
5.23%, 07/25/24	395,611	394,287,483
5.19%, 08/01/24	547,401	545,053,532
5.36%, 08/06/24 - 12/19/24	1,164,108	1,142,501,451
5.39%, 08/08/24 - 10/31/24	1,182,830	1,165,671,331
5.40%, 08/13/24 - 11/29/24	181,900	178,869,398
5.29%, 08/15/24	300,000	298,099,875
5.35%, 08/22/24	184,106	182,741,775
5.41%, 08/27/24	188,955	187,387,303
5.34%, 08/29/24 - 09/19/24	368,562	364,940,349
5.31%, 09/12/24	50,317	49,796,098
5.32%, 09/26/24 - 10/10/24	223,225	220,286,721
5.38%, 11/14/24	197,800	193,940,483
5.21%, 12/26/24 - 05/15/25	402,806	392,573,658
4.82%, 01/23/25	148,888	144,989,681
4.98%, 02/20/25	450,027	436,224,517
5.06%, 03/20/25	28,379	27,385,562
U.S. Treasury Floating Rate Notes(b)
(3-mo. U.S. Treasury Money Market Yield + 0.04%), 5.34%, 07/31/24	131,721	131,725,936
(3-mo. U.S. Treasury Money Market Yield + 0.14%), 5.45%, 10/31/24	201,235	201,184,095
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.47%, 04/30/25	1,027,650	1,027,637,105
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 5.43%, 07/31/25	264,520	264,395,875
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Floating Rate Notes(b) (continued)
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.48%, 10/31/25	$598,361	$ 598,328,802
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 5.55%, 01/31/26	232,975	232,975,000
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 5.46%, 04/30/26	677,677	677,668,429
U.S. Treasury Notes
1.50%, 10/31/24	35,442	35,016,726
1.00%, 12/15/24	13,870	13,621,553
2.25%, 12/31/24	52,235	51,530,455
1.13%, 02/28/25	62,790	61,216,611
2.75%, 02/28/25	78,052	76,902,598
Total Short-Term Securities —52.6% (Cost: $11,721,241,774)		11,721,241,774
Total Repurchase Agreements — 43.2% (Cost: $9,610,000,000)		9,610,000,000
Total Investments — 95.8% (Cost: $21,331,241,774(c))		21,331,241,774
Other Assets Less Liabilities — 4.2%		938,387,003
Net Assets — 100.0%		$ 22,269,628,777

(a)	Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	5.32%	06/28/24	07/01/24	$ 5,000	$ 5,000,000	$ 5,002,217	U.S. Treasury Obligation, 0.63% to 4.88%, due 11/30/25 to 8/15/47	$ 5,120,100	$ 5,102,263
Barclays Bank PLC	5.32	06/28/24	07/01/24	5,000	5,000,000	5,002,217	U.S. Treasury Obligation, 4.75%, due 11/15/43	4,978,200	5,100,048
BNP Paribas S.A.	5.32	06/28/24	07/01/24	50,000	50,000,000	50,022,167	U.S. Treasury Obligation, 4.13% to 4.38%, due 8/31/30 to 5/15/34	50,390,100	51,000,017
	5.32	06/28/24	07/01/24	372,000	372,000,000	372,164,920	U.S. Treasury Obligation, 0.00% to 4.50%, due 7/23/24 to 11/15/52	464,333,945	379,440,000
Total BNP Paribas S.A.					$ 422,000,000				$ 430,440,017
BofA Securities, Inc.	5.32	06/28/24	07/01/24	19,000	19,000,000	19,008,423	U.S. Treasury Obligation, 0.00% to 5.50%, due 1/31/26 to 2/15/40	21,114,258	19,380,000
Citigroup Global Markets, Inc.(a)	5.33	06/28/24	07/01/24	225,000	225,000,000	225,099,938	U.S. Treasury Obligation, 2.88%, due 4/30/25	232,794,200	229,500,017
20
2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Citigroup Global Markets, Inc.(continued) (continued)	5.33%	06/28/24	07/01/24	$ 25,000	$ 25,000,000	$ 25,011,104	U.S. Treasury Obligation, 0.25% to 4.25%, due 1/31/25 to 9/30/27	$ 27,075,900	$ 25,500,015
	5.33	06/28/24	07/01/24	200,000	200,000,000	200,088,833	U.S. Treasury Obligation, 0.75% to 2.63%, due 3/31/25 to 3/31/26	208,493,674	204,000,013
Total Citigroup Global Markets, Inc.					$ 450,000,000				$ 459,000,045
Credit Agricole Corp.(a)	5.32	06/28/24	07/01/24	25,000	25,000,000	25,011,083	U.S. Treasury Obligation, 4.25%, due 12/31/25	25,211,500	25,500,083
	5.32	06/28/24	07/01/24	450,000	450,000,000	450,199,500	U.S. Treasury Obligation, 0.63% to 3.88%, due 7/31/26 to 8/15/33	480,660,900	459,000,034
	5.32	06/28/24	07/01/24	75,000	75,000,000	75,033,250	U.S. Treasury Obligation, 4.50%, due 11/15/33	74,937,600	76,500,082
Total Credit Agricole Corp.					$ 550,000,000				$ 561,000,199
Federal Reserve Bank of New York	5.30	06/28/24	07/01/24	7,000,000	7,000,000,000	7,003,091,667	U.S. Treasury Obligation, 0.38% to 2.88%, due 8/15/24 to 5/15/32	7,628,498,900	7,003,091,734
Fixed Income Clearing Corporation - JPM	5.33	06/28/24	07/01/24	750,000	750,000,000	750,333,125	U.S. Treasury Obligation, 0.75% to 4.50%, due 7/15/25 to 7/15/26	765,033,100	765,000,040
HSBC Securities (USA), Inc.	5.32 (b)	06/28/24	07/01/24	225,000	225,000,000	225,099,750	U.S. Treasury Obligation, 0.00% to 5.00%, due 1/31/28 to 8/15/52	378,746,153	229,500,000
Natixis SA	5.32	06/28/24	07/01/24	51,000	51,000,000	51,022,610	U.S. Treasury Obligation, 0.25% to 5.50%, due 2/28/25 to 5/15/51	76,029,400	52,020,006
	5.32 (b)	06/28/24	07/01/24	100,000	100,000,000	100,044,333	U.S. Treasury Obligation, 0.00% to 4.75%, due 9/26/24 to 2/15/54	99,988,700	102,000,064
Total Natixis SA					$ 151,000,000				$ 154,020,070
SG Americas Securities LLC	5.32	06/28/24	07/01/24	8,000	8,000,000	8,003,547	U.S. Treasury Obligation, 1.25% to 4.50%, due 5/15/27 to 6/30/28	8,122,500	8,160,009
TD Securities (USA) LLC	5.32	06/28/24	07/01/24	25,000	25,000,000	25,011,083	U.S. Treasury Obligation, 0.25% to 1.75%, due 2/15/25 to 8/31/25	26,422,200	25,500,025
					$ 9,610,000,000				$ 9,665,294,450

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2024
Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Repurchase Agreements	$ —	$ 9,610,000,000	$ —	$ 9,610,000,000
U.S. Treasury Obligations	—	11,721,241,774	—	11,721,241,774
	$—	$21,331,241,774	$—	$21,331,241,774
See notes to financial statements.
22
2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)	$ 51,830,460,230	$ 11,721,241,774
Cash	2,645,564,758	997,105,678
Repurchase agreements, at value(b)	14,244,500,000	9,610,000,000
Receivables:
Investments sold	—	18,747,183
Interest — unaffiliated	310,367,881	35,770,588
Total assets	69,030,892,869	22,382,865,223
LIABILITIES
Payables:
Investments purchased	1,954,709,646	111,738,107
Investment advisory fees	3,934,059	1,377,177
Trustees’ fees	73,108	55,488
Professional fees	275,560	65,674
Total liabilities	1,958,992,373	113,236,446
Commitments and contingent liabilities
NET ASSETS	$ 67,071,900,496	$ 22,269,628,777
NET ASSETS CONSIST OF
Investors’ capital	$ 67,072,473,400	$ 22,269,628,777
Net unrealized appreciation (depreciation)	(572,904)	—
NET ASSETS	$ 67,071,900,496	$ 22,269,628,777
(a) Investments, at cost—unaffiliated	$51,831,033,134	$11,721,241,774
(b) Repurchase agreements, at cost	$14,244,500,000	$9,610,000,000
See notes to financial statements.
Master Portfolio Statements of Assets and Liabilities
23

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest — unaffiliated	$1,864,648,395	$622,972,939
Total investment income	1,864,648,395	622,972,939
EXPENSES
Investment advisory	33,469,099	11,613,552
Trustees	135,217	90,244
Professional	6,464	6,489
Miscellaneous	54,760	11,136
Total expenses	33,665,540	11,721,421
Less:
Fees waived and/or reimbursed by the Manager	(10,182,411)	(3,580,799)
Total expenses after fees waived and/or reimbursed	23,483,129	8,140,622
Net investment income	1,841,165,266	614,832,317
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	197,300	307,870
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(23,151,845)	—
Net realized and unrealized gain (loss)	(22,954,545)	307,870
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,818,210,721	$615,140,187
See notes to financial statements.
24
2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,841,165,266	$3,675,577,744	$614,832,317	$1,081,231,075
Net realized gain	197,300	136,211	307,870	179,524
Net change in unrealized appreciation (depreciation)	(23,151,845)	21,155,303	—	—
Net increase in net assets resulting from operations	1,818,210,721	3,696,869,258	615,140,187	1,081,410,599
CAPITAL TRANSACTIONS
Proceeds from contributions	174,513,361,610	292,433,207,838	170,085,545,324	376,392,286,394
Value of withdrawals	(171,502,191,647)	(308,509,174,970)	(172,483,481,060)	(373,365,552,461)
Net increase (decrease) in net assets derived from capital transactions	3,011,169,963	(16,075,967,132)	(2,397,935,736)	3,026,733,933
NET ASSETS
Total increase (decrease) in net assets	4,829,380,684	(12,379,097,874)	(1,782,795,549)	4,108,144,532
Beginning of period	62,242,519,812	74,621,617,686	24,052,424,326	19,944,279,794
End of period	$67,071,900,496	$62,242,519,812	$22,269,628,777	$24,052,424,326
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
25

Financial Highlights
(unaudited)

Money Market Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	2.74%(a)	5.40%	1.81%	0.11%	0.82%	2.45%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	5.50%(b)	5.23%	1.85%	0.13%	0.77%	2.38%
Supplemental Data
Net assets, end of period (000)	$67,071,900	$62,242,520	$74,621,618	$65,672,660	$60,604,344	$54,443,686

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
26
2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(unaudited) (continued)

Treasury Money Market Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	2.67%(a)	5.10%	1.60%	0.03%	0.45%	2.17%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income	5.29%(b)	5.01%	1.59%	0.01%	0.37%	2.12%
Supplemental Data
Net assets, end of period (000)	$22,269,629	$24,052,424	$19,944,280	$24,544,723	$21,158,682	$13,699,249

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
27

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as diversified.
Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to discretionary liquidity fees.
With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”), or its delegate, may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Master Portfolio.
The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: The Master Portfolios had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.
Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (Money Market Master Portfolio):  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Investment Valuation Policies (Treasury Money Market Master Portfolio):  U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value ("NAV") per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
28
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:
•Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.
For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.
Master Portfolio Notes to Financial Statements
29

Notes to Financial Statements (unaudited) (continued)

Administration: MIP, on behalf of each Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio.
BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.
With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2024, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 10,040,730
Treasury Money Market Master Portfolio	3,484,066
The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager under this agreement.
The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2025. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 141,681
Treasury Money Market Master Portfolio	96,733
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolios did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
INCOME TAX INFORMATION
Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
30
2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
7.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Master Portfolios’ operations and return potential.
Certain obligations held by the Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.
Market Risk:  Each  Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each  Master Portfolio to reinvest in lower yielding securities. Each  Master Portfolio   may also be exposed to reinvestment risk, which is the risk that income from each  Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Money Market Master Portfolio, and the Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Money Market Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolios may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolios’ performance.
The Master Portfolios invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolios invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
32
2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds/Master Portfolios for the Funds’/Master Portfolios’ allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds/Master Portfolios may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds/Master Portfolios and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
State Street Bank and Trust Company
North Quincy, MA 02171
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
33

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Fund” and collectively, the “Master Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Master Portfolio’s investment advisor. Board of Trustees of Master Investment Portfolio also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Money Market Master Portfolio (the “Sub-Advisory Agreement”).
BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Feeder Fund” and collectively, the “Feeder Funds”), each a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of (i) the Agreement with respect to each Master Fund; and (ii) the Sub-Advisory Agreement with respect to Money Market Master Portfolio.
For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of each Feeder Fund and the interest holders of each Master Fund are referred to as “shareholders”; (c) the Money Market Master Portfolio and BlackRock Cash Funds: Institutional are referred to herein together as the “Cash Funds: Institutional Fund”; (d) the Treasury Money Market Master Portfolio and BlackRock Cash Funds: Treasury are referred to herein together as the “Cash Funds: Treasury Fund”; and (e) the Master Funds and the Feeder Funds are referred to herein together as the “Funds” and each individually, as a “Fund”.  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreements for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Fund, each Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of each Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding the Feeder Funds’ shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
34
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) the Funds’ fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Funds’ portfolio management team discussing the Funds’ performance and the Funds’ investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Funds’ portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Funds’ portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund.  In particular, BlackRock and its affiliates provide each  Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for each Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Funds’ distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Money Market Master Portfolio facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Money Market Master Portfolio and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund, as applicable, throughout the year and at the April Meeting.  The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of each Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed each Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing each Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the pertinent Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, each Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Funds, and that BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed the Funds’ contractual management fee rate compared with those of the Funds’ Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Funds’ total expense ratio, as well as the Funds’ actual management fee rate, to those of the Funds’ Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.
The Board noted that Cash Funds: Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Cash Funds: Treasury Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase, The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Funds’ fees and expenses are too high or if they are dissatisfied with the performance of a Fund, as applicable.
36
2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Portfolio, on behalf of each Master Fund; and (ii) the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Money Market Master Portfolio, each for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, (i) the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of (a) the Agreements, with respect to the Money Market Master Portfolio; and (b) the Advisory Agreement, with respect to Treasury Money Market Master Portfolio were fair and reasonable and in the best interest of each Master Fund and its shareholders; and (ii) the Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of (a) the Agreements, with respect to Money Market Master Portfolio; and (b) the Advisory Agreement, with respect to Treasury Money Market Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
37

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM-CR	AGM Insured Custodial Receipt
CR	Custodian Receipt
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Note
Important Fund Information
The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
38
2024 BlackRock Semi-Annual Financial Statements

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June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock Funds III
• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The S&P 500 Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares S&P 500 Index Fund
Derivative Financial Instruments

Statement of Assets and Liabilities (unaudited)
June 30, 2024

iShares S&P 500 Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 41,813,632,316
Receivables:
Capital shares sold	163,511,135
Total assets	41,977,143,451
LIABILITIES
Payables:
Administration fees	1,142,856
Capital gains distributions	4,932,501
Capital shares redeemed	73,912,709
Contributions to the Master Portfolio	89,598,426
Income dividend distributions	26,445,297
Professional fees	6,632
Service and distribution fees	1,070,712
Total liabilities	197,109,133
Commitments and contingent liabilities
NET ASSETS	$ 41,780,034,318
NET ASSETS CONSIST OF
Paid-in capital	$ 16,785,654,059
Accumulated earnings	24,994,380,259
NET ASSETS	$ 41,780,034,318

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2024

iShares S&P 500 Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,290,534,637
Shares outstanding	9,837,785
Net asset value	$ 639.43
Shares authorized	Unlimited
Par value	No par value
Service
Net assets	$ 788,887,234
Shares outstanding	1,233,993
Net asset value	$ 639.30
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 3,025,671,943
Shares outstanding	4,732,514
Net asset value	$ 639.34
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 1,768,908,890
Shares outstanding	2,769,466
Net asset value	$ 638.72
Shares authorized	Unlimited
Par value	No par value
Class G
Net assets	$ 13,353,389,026
Shares outstanding	20,878,846
Net asset value	$ 639.57
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 16,552,642,588
Shares outstanding	25,880,541
Net asset value	$ 639.58
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

iShares S&P 500 Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$262,623,227
Dividends — affiliated	7,331,173
Interest — unaffiliated	191,124
Securities lending income — affiliated — net	249,373
Foreign taxes withheld	(1,349,555)
Expenses	(2,071,237)
Fees waived	205,658
Total investment income	267,179,763
FUND EXPENSES
Administration — class specific	6,555,685
Service — class specific	6,141,175
Professional	6,588
Miscellaneous	5,635
Total expenses	12,709,083
Less:
Fees waived and/or reimbursed by the Administrator	(6,588)
Total expenses after fees waived and/or reimbursed	12,702,495
Net investment income	254,477,268
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(6,824,471)
Investments — affiliated	26,711,608
Futures contracts	17,428,385
37,315,522
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,178,624,128
Investments — affiliated	27,597,286
Futures contracts	(1,234,680)
5,204,986,734
Net realized and unrealized gain	5,242,302,256
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,496,779,524
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$254,477,268	$507,305,746
Net realized gain	37,315,522	66,971,640
Net change in unrealized appreciation (depreciation)	5,204,986,734	6,972,012,174
Net increase in net assets resulting from operations	5,496,779,524	7,546,289,560
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(41,744,066)	(81,103,629)
Service	(4,767,638)	(8,793,405)
Investor A	(16,580,948)	(32,527,394)
Investor P	(9,716,189)	(19,007,908)
Class G	(94,580,587)	(178,709,404)
Class K	(113,210,620)	(202,434,176)
Decrease in net assets resulting from distributions to shareholders	(280,600,048)	(522,575,916)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,098,465,604	(619,028,294)
NET ASSETS
Total increase in net assets	6,314,645,080	6,404,685,350
Beginning of period	35,465,389,238	29,060,703,888
End of period	$41,780,034,318	$35,465,389,238

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$558.73	$449.87	$560.36	$444.18	$382.63	$297.40
Net investment income(a)	3.86	7.75	7.27	6.59	6.59	6.46
Net realized and unrealized gain (loss)	81.08	109.17	(109.03)	119.44	62.05	86.13
Net increase (decrease) from investment operations	84.94	116.92	(101.76)	126.03	68.64	92.59
Distributions(b)
From net investment income	(3.88)	(7.70)	(7.25)	(6.65)	(6.60)	(7.36)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	(4.24)	(8.06)	(8.73)	(9.85)	(7.09)	(7.36)
Net asset value, end of period	$639.43	$558.73	$449.87	$560.36	$444.18	$382.63
Total Return(d)
Based on net asset value	15.22%(e)	26.16%	(18.18)%	28.56%	18.34%	31.35%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.29%(i)	1.54%	1.51%	1.30%	1.73%	1.87%
Supplemental Data
Net assets, end of period (000)	$6,290,535	$5,496,007	$4,569,115	$5,536,376	$4,143,093	$3,950,956
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$558.64	$449.82	$560.30	$444.13	$382.60	$297.38
Net investment income(a)	3.50	7.16	6.68	5.98	6.10	6.06
Net realized and unrealized gain (loss)	81.05	109.13	(108.99)	119.41	62.12	86.10
Net increase (decrease) from investment operations	84.55	116.29	(102.31)	125.39	68.22	92.16
Distributions(b)
From net investment income	(3.53)	(7.11)	(6.69)	(6.02)	(6.20)	(6.94)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	(3.89)	(7.47)	(8.17)	(9.22)	(6.69)	(6.94)
Net asset value, end of period	$639.30	$558.64	$449.82	$560.30	$444.13	$382.60
Total Return(d)
Based on net asset value	15.15%(e)	26.00%	(18.28)%	28.40%	18.21%	31.20%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived and/or reimbursed	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	1.17%(i)	1.42%	1.39%	1.19%	1.58%	1.75%
Supplemental Data
Net assets, end of period (000)	$788,887	$696,820	$494,070	$523,050	$584,228	$334,402
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$558.70	$449.87	$560.31	$444.11	$382.52	$297.33
Net investment income(a)	3.11	6.48	6.03	5.32	5.66	5.61
Net realized and unrealized gain (loss)	81.04	109.15	(108.95)	119.41	62.03	86.07
Net increase (decrease) from investment operations	84.15	115.63	(102.92)	124.73	67.69	91.68
Distributions(b)
From net investment income	(3.15)	(6.44)	(6.04)	(5.33)	(5.61)	(6.49)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	(3.51)	(6.80)	(7.52)	(8.53)	(6.10)	(6.49)
Net asset value, end of period	$639.34	$558.70	$449.87	$560.31	$444.11	$382.52
Total Return(d)
Based on net asset value	15.07%(e)	25.84%	(18.39)%	28.23%	18.04%	31.02%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.04%(i)	1.29%	1.25%	1.06%	1.49%	1.62%
Supplemental Data
Net assets, end of period (000)	$3,025,672	$2,651,885	$2,216,470	$2,806,390	$2,579,349	$2,667,724
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$558.16	$449.44	$559.78	$443.73	$382.22	$297.10
Net investment income(a)	3.11	6.48	6.02	5.32	5.64	5.61
Net realized and unrealized gain (loss)	80.96	109.04	(108.84)	119.30	62.00	86.00
Net increase (decrease) from investment operations	84.07	115.52	(102.82)	124.62	67.64	91.61
Distributions(b)
From net investment income	(3.15)	(6.44)	(6.04)	(5.37)	(5.64)	(6.49)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	(3.51)	(6.80)	(7.52)	(8.57)	(6.13)	(6.49)
Net asset value, end of period	$638.72	$558.16	$449.44	$559.78	$443.73	$382.22
Total Return(d)
Based on net asset value	15.07%(e)	25.84%	(18.40)%	28.23%	18.05%	31.02%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.04%(i)	1.29%	1.25%	1.05%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000)	$1,768,909	$1,557,633	$1,288,233	$1,667,178	$1,387,865	$1,278,339
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class G
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 07/01/19(a) to 12/31/19

Net asset value, beginning of period	$558.84	$449.94	$560.47	$444.26	$382.71	$351.81
Net investment income(b)	4.13	8.18	7.68	7.04	6.93	3.41
Net realized and unrealized gain (loss)	81.10	109.22	(109.05)	119.45	62.05	31.80
Net increase (decrease) from investment operations	85.23	117.40	(101.37)	126.49	68.98	35.21
Distributions(c)
From net investment income	(4.14)	(8.14)	(7.68)	(7.08)	(6.94)	(4.31)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(d)	—	—	—
Total distributions	(4.50)	(8.50)	(9.16)	(10.28)	(7.43)	(4.31)
Net asset value, end of period	$639.57	$558.84	$449.94	$560.47	$444.26	$382.71
Total Return(e)
Based on net asset value	15.27%(f)	26.26%	(18.12)%	28.67%	18.45%	10.07%(f)
Ratios to Average Net Assets(g)(h)(i)
Total expenses	0.01%(j)	0.01%	0.01%	0.01%	0.01%	0.01%(j)
Total expenses after fees waived and/or reimbursed	0.01%(j)	0.01%	0.01%	0.01%	0.01%	0.01%(j)
Net investment income	1.38%(j)	1.63%	1.60%	1.39%	1.82%	1.89%(j)
Supplemental Data
Net assets, end of period (000)	$13,353,389	$11,417,572	$9,828,084	$10,447,837	$7,378,823	$5,796,331
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$558.86	$449.96	$560.49	$444.27	$382.72	$297.46
Net investment income(a)	4.07	8.10	7.58	6.94	6.86	6.74
Net realized and unrealized gain (loss)	81.10	109.21	(109.04)	119.47	62.05	86.12
Net increase (decrease) from investment operations	85.17	117.31	(101.46)	126.41	68.91	92.86
Distributions(b)
From net investment income	(4.09)	(8.05)	(7.59)	(6.99)	(6.87)	(7.60)
From net realized gain	(0.36)	(0.36)	(1.48)	(3.20)	(0.49)	—
Return of capital	—	—	(0.00)(c)	—	—	—
Total distributions	(4.45)	(8.41)	(9.07)	(10.19)	(7.36)	(7.60)
Net asset value, end of period	$639.58	$558.86	$449.96	$560.49	$444.27	$382.72
Total Return(d)
Based on net asset value	15.26%(e)	26.24%	(18.13)%	28.65%	18.42%	31.44%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.36%(i)	1.61%	1.57%	1.37%	1.80%	1.96%
Supplemental Data
Net assets, end of period (000)	$16,552,643	$13,645,473	$10,664,731	$12,887,257	$10,359,743	$8,471,585
Portfolio turnover rate of the Master Portfolio	4%	10%	13%	6%	5%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2024, the percentage of the Master Portfolio owned by the Fund was 98.6%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares.  Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Investor A, Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the  Fund as follows:
	Institutional	Service	Investor A	Investor P	Class G	Class K
Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.
The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $6,588.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor P	Class G	Class K	Total
Administration fees — class specific	$ 2,658,844	$ 219,938	$ 1,266,910	$ 745,969	$ 155,556	$ 1,508,468	$ 6,555,685
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Service	0.15%
Investor A	0.25
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
	Service	Investor A	Investor P	Total
Service fees — class specific	$ 549,846	$ 3,519,195	$ 2,072,134	$ 6,141,175
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $70,149.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund
Institutional
Shares sold	1,378,798	$ 819,826,582	3,399,130	$ 1,699,577,096
Shares issued in reinvestment of distributions	65,186	40,904,030	154,060	79,521,942
Shares redeemed	(1,442,722)	(866,770,188)	(3,873,243)	(1,949,364,941)
	1,262	$ (6,039,576)	(320,053)	$ (170,265,903)
Service
Shares sold	76,526	$ 45,721,144	326,267	$ 167,131,786
Shares issued in reinvestment of distributions	7,530	4,724,955	16,859	8,709,185
Shares redeemed	(97,407)	(57,661,467)	(194,147)	(97,450,890)
	(13,351)	$ (7,215,368)	148,979	$ 78,390,081
Investor A
Shares sold	421,718	$ 252,874,130	705,193	$ 354,830,519
Shares issued in reinvestment of distributions	24,926	15,639,435	59,614	30,742,750
Shares redeemed	(460,631)	(275,636,772)	(945,215)	(473,042,179)
	(13,987)	$ (7,123,207)	(180,408)	$ (87,468,910)
Investor P
Shares sold	137,400	$ 82,236,450	216,089	$ 108,763,033
Shares issued in reinvestment of distributions	15,499	9,714,085	36,879	19,003,904
Shares redeemed	(174,081)	(104,345,920)	(328,625)	(164,168,797)
	(21,182)	$ (12,395,385)	(75,657)	$ (36,401,860)
Class G
Shares sold	2,187,464	$ 1,308,863,405	3,605,859	$ 1,825,135,077
Shares issued in reinvestment of distributions	150,708	94,580,587	347,179	178,708,554
Shares redeemed	(1,890,115)	(1,140,878,593)	(5,365,109)	(2,770,276,430)
	448,057	$ 262,565,399	(1,412,071)	$ (766,432,799)
Class K
Shares sold	3,882,097	$ 2,314,062,744	6,354,383	$ 3,197,086,418
Shares issued in reinvestment of distributions	167,782	105,345,574	362,398	186,995,679
Shares redeemed	(2,586,122)	(1,550,734,577)	(6,001,559)	(3,020,931,000)
	1,463,757	$ 868,673,741	715,222	$ 363,151,097
	1,864,556	$ 1,098,465,604	(1,123,988)	$ (619,028,294)
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Investor P
iShares S&P 500 Index Fund	589
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	63,918	$ 18,807,232
Boeing Co.(a)	522,491	95,098,587
General Dynamics Corp.	206,834	60,010,817
General Electric Co.	991,488	157,616,847
Howmet Aerospace, Inc.	353,998	27,480,865
Huntington Ingalls Industries, Inc.	36,396	8,965,427
L3Harris Technologies, Inc.	172,674	38,779,127
Lockheed Martin Corp.	198,883	92,898,249
Northrop Grumman Corp.	127,833	55,728,796
RTX Corp.	1,208,758	121,347,216
Textron, Inc.	176,036	15,114,451
TransDigm Group, Inc.	50,658	64,721,167
		756,568,781
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	108,573	9,567,453
Expeditors International of Washington, Inc.	131,443	16,402,772
FedEx Corp.	208,476	62,509,444
United Parcel Service, Inc., Class B	658,897	90,170,054
		178,649,723
Automobile Components — 0.1%
Aptiv PLC(a)	256,525	18,064,490
BorgWarner, Inc.	208,912	6,735,323
		24,799,813
Automobiles — 1.4%
Ford Motor Co.	3,561,341	44,659,216
General Motors Co.	1,051,705	48,862,214
Tesla, Inc.(a)	2,524,209	499,490,477
		593,011,907
Banks — 3.2%
Bank of America Corp.	6,213,726	247,119,883
Citigroup, Inc.	1,733,751	110,023,839
Citizens Financial Group, Inc.	419,751	15,123,629
Fifth Third Bancorp	616,462	22,494,698
Huntington Bancshares, Inc.	1,317,386	17,363,148
JPMorgan Chase & Co.	2,622,646	530,456,380
KeyCorp.	858,011	12,192,336
M&T Bank Corp.	150,559	22,788,610
PNC Financial Services Group, Inc.	362,610	56,378,603
Regions Financial Corp.	833,982	16,712,999
Truist Financial Corp.	1,215,059	47,205,042
U.S. Bancorp	1,418,460	56,312,862
Wells Fargo & Co.	3,183,993	189,097,344
		1,343,269,373
Beverages — 1.3%
Brown-Forman Corp., Class B	162,610	7,023,126
Coca-Cola Co.	3,544,823	225,627,984
Constellation Brands, Inc., Class A	146,342	37,650,870
Keurig Dr. Pepper, Inc.	948,817	31,690,488
Molson Coors Beverage Co., Class B	170,893	8,686,491
Monster Beverage Corp.(a)	673,872	33,659,906
PepsiCo, Inc.	1,252,125	206,512,976
		550,851,841
Biotechnology — 1.9%
AbbVie, Inc.	1,608,430	275,877,913
Amgen, Inc.	487,393	152,285,943
Biogen, Inc.(a)	132,004	30,601,167
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	1,135,124	$ 77,880,858
Incyte Corp.(a)(b)	169,460	10,272,665
Moderna, Inc.(a)(b)	299,709	35,590,444
Regeneron Pharmaceuticals, Inc.(a)	96,492	101,415,987
Vertex Pharmaceuticals, Inc.(a)	234,768	110,040,457
		793,965,434
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	8,363,695	1,616,284,059
eBay, Inc.	469,616	25,227,772
Etsy, Inc.(a)(b)	109,329	6,448,224
		1,647,960,055
Building Products — 0.5%
A O Smith Corp.	112,403	9,192,317
Allegion PLC	80,999	9,570,032
Builders FirstSource, Inc.(a)	111,625	15,450,016
Carrier Global Corp.	758,066	47,818,803
Johnson Controls International PLC	620,854	41,268,166
Masco Corp.	199,903	13,327,533
Trane Technologies PLC	205,719	67,667,151
		204,294,018
Capital Markets — 2.8%
Ameriprise Financial, Inc.	90,779	38,779,881
Bank of New York Mellon Corp.	689,421	41,289,424
BlackRock, Inc.(c)	127,392	100,298,269
Blackstone, Inc., Class A	655,345	81,131,711
Cboe Global Markets, Inc.	95,826	16,296,170
Charles Schwab Corp.	1,355,783	99,907,649
CME Group, Inc., Class A	327,956	64,476,150
FactSet Research Systems, Inc.	34,723	14,176,359
Franklin Resources, Inc.	273,430	6,111,160
Goldman Sachs Group, Inc.	297,093	134,381,106
Intercontinental Exchange, Inc.	521,661	71,410,174
Invesco Ltd.	420,219	6,286,476
KKR & Co., Inc., Class A	607,837	63,968,766
MarketAxess Holdings, Inc.	33,948	6,807,592
Moody’s Corp.	143,375	60,350,839
Morgan Stanley	1,138,321	110,633,418
MSCI, Inc., Class A	72,053	34,711,533
Nasdaq, Inc.	343,695	20,711,061
Northern Trust Corp.	188,749	15,851,141
Raymond James Financial, Inc.	170,449	21,069,201
S&P Global, Inc.	292,746	130,564,716
State Street Corp.	278,537	20,611,738
T Rowe Price Group, Inc.	202,785	23,383,138
		1,183,207,672
Chemicals — 1.4%
Air Products and Chemicals, Inc.	202,519	52,260,028
Albemarle Corp.	108,244	10,339,467
Celanese Corp., Class A	91,309	12,316,671
CF Industries Holdings, Inc.	176,080	13,051,049
Corteva, Inc.	639,334	34,485,676
Dow, Inc.	639,799	33,941,337
DuPont de Nemours, Inc.	391,836	31,538,880
Eastman Chemical Co.	104,899	10,276,955
Ecolab, Inc.	231,192	55,023,696
FMC Corp.	114,755	6,604,150
International Flavors & Fragrances, Inc.	231,443	22,035,688
Linde PLC	441,742	193,840,807
LyondellBasell Industries NV, Class A	231,609	22,155,717
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mosaic Co.	294,232	$ 8,503,305
PPG Industries, Inc.	214,817	27,043,312
Sherwin-Williams Co.	214,534	64,023,382
		597,440,120
Commercial Services & Supplies — 0.6%
Cintas Corp.	78,055	54,658,794
Copart, Inc.(a)(b)	796,232	43,123,925
Republic Services, Inc.	184,902	35,933,855
Rollins, Inc.	257,783	12,577,233
Veralto Corp.	199,329	19,029,940
Waste Management, Inc.	333,910	71,236,359
		236,560,106
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	229,567	80,458,642
Cisco Systems, Inc.	3,701,885	175,876,557
F5, Inc.(a)	52,708	9,077,899
Juniper Networks, Inc.	296,179	10,798,686
Motorola Solutions, Inc.	151,199	58,370,374
		334,582,158
Construction & Engineering — 0.1%
Quanta Services, Inc.	132,477	33,661,081
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	56,324	30,516,343
Vulcan Materials Co.	121,161	30,130,318
		60,646,661
Consumer Finance — 0.5%
American Express Co.	520,970	120,630,604
Capital One Financial Corp.	347,077	48,052,811
Discover Financial Services	226,040	29,568,292
Synchrony Financial	371,660	17,538,635
		215,790,342
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	404,243	343,602,508
Dollar General Corp.	199,965	26,441,372
Dollar Tree, Inc.(a)(b)	188,775	20,155,507
Kroger Co.	602,972	30,106,392
Sysco Corp.	454,139	32,420,983
Target Corp.	420,581	62,262,811
Walgreens Boots Alliance, Inc.	653,353	7,902,304
Walmart, Inc.	3,899,735	264,051,057
		786,942,934
Containers & Packaging — 0.2%
Amcor PLC	1,307,745	12,789,746
Avery Dennison Corp.	73,429	16,055,251
Ball Corp.	286,467	17,193,749
International Paper Co.	318,187	13,729,769
Packaging Corp. of America	79,912	14,588,735
Westrock Co.	236,208	11,871,814
		86,229,064
Distributors — 0.1%
Genuine Parts Co.	127,460	17,630,267
LKQ Corp.	245,623	10,215,461
Pool Corp.	34,707	10,666,502
		38,512,230
Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,513,752	$ 124,477,801
Verizon Communications, Inc.	3,830,152	157,955,468
		282,433,269
Electric Utilities — 1.5%
Alliant Energy Corp.	231,444	11,780,500
American Electric Power Co., Inc.	475,366	41,708,613
Constellation Energy Corp.	290,962	58,270,960
Duke Energy Corp.	702,392	70,400,750
Edison International	351,204	25,219,959
Entergy Corp.	194,135	20,772,445
Evergy, Inc.	211,723	11,214,967
Eversource Energy	317,272	17,992,495
Exelon Corp.	907,112	31,395,146
FirstEnergy Corp.	469,159	17,954,715
NextEra Energy, Inc.	1,869,135	132,353,450
NRG Energy, Inc.	203,628	15,854,476
PG&E Corp.	1,943,656	33,936,234
Pinnacle West Capital Corp.	100,706	7,691,924
PPL Corp.	669,795	18,519,832
Southern Co.	993,570	77,071,225
Xcel Energy, Inc.	503,213	26,876,606
		619,014,297
Electrical Equipment — 0.7%
AMETEK, Inc.	210,261	35,052,611
Eaton Corp. PLC	363,768	114,059,457
Emerson Electric Co.	520,827	57,374,302
GE Vernova, Inc.(a)	247,872	42,512,527
Generac Holdings, Inc.(a)(b)	56,265	7,439,358
Hubbell, Inc.	48,383	17,683,019
Rockwell Automation, Inc.	103,661	28,535,800
		302,657,074
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,092,954	73,632,311
CDW Corp.	122,355	27,387,943
Corning, Inc.	695,269	27,011,201
Jabil, Inc.(b)	116,443	12,667,834
Keysight Technologies, Inc.(a)	158,740	21,707,695
TE Connectivity Ltd.	281,902	42,406,518
Teledyne Technologies, Inc.(a)(b)	42,653	16,548,511
Trimble, Inc.(a)	226,920	12,689,366
Zebra Technologies Corp., Class A(a)	47,023	14,526,815
		248,578,194
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	910,431	32,019,858
Halliburton Co.	809,809	27,355,348
Schlumberger NV	1,300,377	61,351,787
		120,726,993
Entertainment — 1.2%
Electronic Arts, Inc.	221,964	30,926,244
Live Nation Entertainment, Inc.(a)	129,916	12,178,326
Netflix, Inc.(a)	394,221	266,051,868
Take-Two Interactive Software, Inc.(a)	145,261	22,586,633
Walt Disney Co.	1,671,075	165,921,037
Warner Bros Discovery, Inc., Class A(a)	2,011,470	14,965,337
		512,629,445
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	1,657,538	674,286,458
Corpay, Inc.(a)(b)	65,387	17,419,751
Fidelity National Information Services, Inc.	508,015	38,284,010

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Fiserv, Inc.(a)(b)	546,778	$ 81,491,793
Global Payments, Inc.	237,218	22,938,981
Jack Henry & Associates, Inc.	66,164	10,984,547
Mastercard, Inc., Class A	751,614	331,582,032
PayPal Holdings, Inc.(a)	971,087	56,352,179
Visa, Inc., Class A	1,440,851	378,180,162
		1,611,519,913
Food Products — 0.7%
Archer-Daniels-Midland Co.	483,767	29,243,715
Bunge Global SA	133,135	14,214,824
Campbell Soup Co.	174,853	7,901,607
Conagra Brands, Inc.	438,412	12,459,669
General Mills, Inc.	525,950	33,271,597
Hershey Co.	136,999	25,184,526
Hormel Foods Corp.	266,300	8,119,487
J M Smucker Co.	97,393	10,619,733
Kellanova	236,248	13,626,785
Kraft Heinz Co.	719,998	23,198,336
Lamb Weston Holdings, Inc.	132,939	11,177,511
McCormick & Co., Inc.	228,921	16,239,656
Mondelez International, Inc., Class A	1,225,337	80,186,053
Tyson Foods, Inc., Class A	260,859	14,905,483
		300,348,982
Gas Utilities — 0.0%
Atmos Energy Corp.	137,876	16,083,235
Ground Transportation — 1.0%
CSX Corp.	1,800,284	60,219,500
JB Hunt Transport Services, Inc.	74,510	11,921,600
Norfolk Southern Corp.	205,782	44,179,338
Old Dominion Freight Line, Inc.	163,024	28,790,038
Uber Technologies, Inc.(a)	1,908,324	138,696,988
Union Pacific Corp.	555,516	125,691,050
		409,498,514
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,581,575	164,341,458
Align Technology, Inc.(a)	64,585	15,592,757
Baxter International, Inc.	458,852	15,348,599
Becton Dickinson & Co.	263,194	61,511,070
Boston Scientific Corp.(a)	1,334,621	102,779,163
Cooper Cos., Inc.	180,036	15,717,143
Dexcom, Inc.(a)(b)	351,210	39,820,190
Edwards Lifesciences Corp.(a)(b)	552,530	51,037,196
GE HealthCare Technologies, Inc.(a)(b)	387,700	30,209,584
Hologic, Inc.(a)(b)	222,807	16,543,420
IDEXX Laboratories, Inc.(a)(b)	75,662	36,862,526
Insulet Corp.(a)	64,213	12,958,183
Intuitive Surgical, Inc.(a)(b)	323,947	144,107,823
Medtronic PLC	1,211,334	95,344,099
ResMed, Inc.	134,656	25,775,852
Solventum Corp.(a)(b)	125,879	6,656,482
STERIS PLC	89,349	19,615,679
Stryker Corp.	308,055	104,815,714
Teleflex, Inc.	42,866	9,016,006
Zimmer Biomet Holdings, Inc.	188,925	20,504,030
		988,556,974
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	222,236	21,850,244
Cencora, Inc.	150,723	33,957,892
Centene Corp.(a)	486,923	32,282,995
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group	259,440	$ 85,763,081
CVS Health Corp.	1,156,866	68,324,506
DaVita, Inc.(a)(b)	49,171	6,813,626
Elevance Health, Inc.	214,051	115,985,675
HCA Healthcare, Inc.	180,444	57,973,048
Henry Schein, Inc.(a)(b)	115,839	7,425,280
Humana, Inc.	111,011	41,479,260
Labcorp Holdings, Inc.	77,051	15,680,649
McKesson Corp.	119,850	69,997,194
Molina Healthcare, Inc.(a)	52,858	15,714,683
Quest Diagnostics, Inc.	99,749	13,653,643
UnitedHealth Group, Inc.	842,620	429,112,661
Universal Health Services, Inc., Class B	55,227	10,213,129
		1,026,227,566
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	144,267	16,874,911
Healthpeak Properties, Inc.	637,471	12,494,432
Ventas, Inc.	365,990	18,760,647
Welltower, Inc.	546,067	56,927,485
		105,057,475
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	632,439	11,371,253
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	396,798	60,166,481
Caesars Entertainment, Inc.(a)(b)	195,763	7,779,622
Carnival Corp.(a)	919,370	17,210,606
Chipotle Mexican Grill, Inc.(a)	1,249,050	78,252,983
Darden Restaurants, Inc.	107,426	16,255,702
Domino’s Pizza, Inc.	32,072	16,559,736
Expedia Group, Inc.(a)	120,794	15,218,836
Hilton Worldwide Holdings, Inc.	231,525	50,518,755
Las Vegas Sands Corp.	337,660	14,941,455
Marriott International, Inc., Class A	224,748	54,337,324
McDonald’s Corp.	660,797	168,397,507
MGM Resorts International(a)	249,482	11,086,980
Norwegian Cruise Line Holdings Ltd.(a)	390,053	7,329,096
Royal Caribbean Cruises Ltd.(a)	215,152	34,301,683
Starbucks Corp.	1,029,147	80,119,094
Wynn Resorts Ltd.	86,072	7,703,444
Yum! Brands, Inc.	255,995	33,909,098
		674,088,402
Household Durables — 0.3%
D.R. Horton, Inc.	272,475	38,399,902
Garmin Ltd.	139,444	22,718,217
Lennar Corp., Class A	224,375	33,627,081
Mohawk Industries, Inc.(a)(b)	47,669	5,414,722
NVR, Inc.(a)(b)	2,925	22,196,538
PulteGroup, Inc.	194,833	21,451,113
		143,807,573
Household Products — 1.2%
Church & Dwight Co., Inc.	222,396	23,058,018
Clorox Co.	112,479	15,350,009
Colgate-Palmolive Co.	750,104	72,790,092
Kimberly-Clark Corp.	307,470	42,492,354
Procter & Gamble Co.	2,155,472	355,480,442
		509,170,915
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	618,995	$ 10,875,742
Vistra Corp.	305,969	26,307,215
		37,182,957
Industrial Conglomerates — 0.4%
3M Co.	503,518	51,454,504
Honeywell International, Inc.	600,587	128,249,348
		179,703,852
Industrial REITs — 0.2%
Prologis, Inc.	841,751	94,537,055
Insurance — 2.0%
Aflac, Inc.	481,272	42,982,402
Allstate Corp.	239,141	38,181,252
American International Group, Inc.	606,117	44,998,126
Aon PLC, Class A	198,576	58,297,942
Arch Capital Group Ltd.(a)	337,061	34,006,084
Arthur J Gallagher & Co.	197,508	51,215,799
Assurant, Inc.	45,723	7,601,449
Brown & Brown, Inc.	214,181	19,149,923
Chubb Ltd.	369,207	94,177,322
Cincinnati Financial Corp.	142,935	16,880,624
Everest Group Ltd.	39,511	15,054,481
Globe Life, Inc.	77,281	6,358,681
Hartford Financial Services Group, Inc.	271,344	27,280,926
Loews Corp.	164,345	12,283,145
Marsh & McLennan Cos., Inc.	448,219	94,448,708
MetLife, Inc.	562,708	39,496,475
Principal Financial Group, Inc.	197,638	15,504,701
Progressive Corp.	533,217	110,754,503
Prudential Financial, Inc.	328,876	38,540,978
Travelers Cos., Inc.	207,893	42,272,963
W.R. Berkley Corp.	185,511	14,577,454
Willis Towers Watson PLC	93,413	24,487,284
		848,551,222
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	5,368,607	977,891,765
Alphabet, Inc., Class C	4,463,024	818,607,862
Match Group, Inc.(a)(b)	247,150	7,508,417
Meta Platforms, Inc., Class A	2,004,276	1,010,596,045
		2,814,604,089
IT Services — 1.3%
Accenture PLC, Class A	571,199	173,307,489
Akamai Technologies, Inc.(a)(b)	138,645	12,489,142
Booking Holdings, Inc.	30,986	122,751,039
Cognizant Technology Solutions Corp., Class A	453,987	30,871,116
EPAM Systems, Inc.(a)	52,795	9,931,267
Gartner, Inc.(a)	71,013	31,889,098
GoDaddy, Inc., Class A(a)	128,719	17,983,332
International Business Machines Corp.	833,591	144,169,563
VeriSign, Inc.(a)	79,744	14,178,483
		557,570,529
Leisure Products — 0.0%
Hasbro, Inc.	115,908	6,780,618
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	266,964	34,606,543
Bio-Rad Laboratories, Inc., Class A(a)(b)	18,560	5,068,922
Bio-Techne Corp.	143,745	10,299,329
Charles River Laboratories International, Inc.(a)	46,572	9,620,844
Danaher Corp.	599,124	149,691,131
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)(b)	166,452	$ 35,194,611
Mettler-Toledo International, Inc.(a)	19,453	27,187,318
Revvity, Inc.	113,906	11,944,183
Thermo Fisher Scientific, Inc.	351,990	194,650,470
Waters Corp.(a)(b)	53,696	15,578,284
West Pharmaceutical Services, Inc.	67,761	22,319,796
		516,161,431
Machinery — 1.6%
Caterpillar, Inc.	446,644	148,777,116
Cummins, Inc.	129,182	35,774,371
Deere & Co.	241,246	90,136,743
Dover Corp.	126,667	22,857,060
Fortive Corp.	318,222	23,580,250
IDEX Corp.	68,890	13,860,668
Illinois Tool Works, Inc.	247,712	58,697,836
Ingersoll Rand, Inc.	368,776	33,499,612
Nordson Corp.	49,512	11,483,813
Otis Worldwide Corp.	370,057	35,621,687
PACCAR, Inc.	476,530	49,053,998
Parker-Hannifin Corp.	116,984	59,171,677
Pentair PLC	150,590	11,545,735
Snap-on, Inc.	48,369	12,643,173
Stanley Black & Decker, Inc.	137,687	10,999,814
Westinghouse Air Brake Technologies Corp.	161,969	25,599,201
Xylem, Inc./New York	220,161	29,860,437
		673,163,191
Media — 0.5%
Charter Communications, Inc., Class A(a)	90,255	26,982,635
Comcast Corp., Class A	3,616,906	141,638,039
Fox Corp., Class A	225,462	7,749,129
Fox Corp., Class B	113,463	3,633,085
Interpublic Group of Cos., Inc.	342,111	9,952,009
News Corp., Class A	352,103	9,707,479
News Corp., Class B	99,061	2,812,342
Omnicom Group, Inc.	179,967	16,143,040
Paramount Global, Class B	428,569	4,452,832
		223,070,590
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,306,374	63,489,776
Newmont Corp.	1,042,191	43,636,537
Nucor Corp.	223,963	35,404,071
Steel Dynamics, Inc.	138,383	17,920,599
		160,450,983
Multi-Utilities — 0.6%
Ameren Corp.	241,803	17,194,611
CenterPoint Energy, Inc.	574,664	17,803,091
CMS Energy Corp.	268,243	15,968,506
Consolidated Edison, Inc.	315,250	28,189,655
Dominion Energy, Inc.	762,334	37,354,366
DTE Energy Co.	189,695	21,058,042
NiSource, Inc.	375,478	10,817,521
Public Service Enterprise Group, Inc.	449,986	33,163,968
Sempra	573,327	43,607,252
WEC Energy Group, Inc.	285,359	22,389,267
		247,546,279
Office REITs — 0.0%
Boston Properties, Inc.	129,325	7,961,247
Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	273,082	8,039,534

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	1,565,330	$ 244,848,919
ConocoPhillips	1,073,268	122,760,394
Coterra Energy, Inc.	688,272	18,356,214
Devon Energy Corp.	585,780	27,765,972
Diamondback Energy, Inc.	161,242	32,279,036
EOG Resources, Inc.	531,258	66,869,444
EQT Corp.	367,959	13,607,124
Exxon Mobil Corp.	4,112,136	473,389,096
Hess Corp.	248,994	36,731,595
Kinder Morgan, Inc.	1,745,529	34,683,661
Marathon Oil Corp.	538,304	15,433,176
Marathon Petroleum Corp.	321,777	55,821,874
Occidental Petroleum Corp.	596,455	37,594,559
ONEOK, Inc.	530,712	43,279,564
Phillips 66	396,271	55,941,577
Targa Resources Corp.	203,134	26,159,596
Valero Energy Corp.	310,157	48,620,211
Williams Cos., Inc.	1,108,248	47,100,540
		1,409,282,086
Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)(b)	607,371	6,881,514
Delta Air Lines, Inc.	582,275	27,623,126
Southwest Airlines Co.	541,657	15,496,807
United Airlines Holdings, Inc.(a)(b)	300,611	14,627,731
		64,629,178
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	212,203	22,578,399
Kenvue, Inc.	1,746,034	31,742,898
		54,321,297
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,853,694	76,983,912
Catalent, Inc.(a)	166,228	9,347,000
Eli Lilly & Co.	729,111	660,122,517
Johnson & Johnson	2,193,066	320,538,527
Merck & Co., Inc.	2,308,531	285,796,138
Pfizer, Inc.	5,143,963	143,928,085
Viatris, Inc.	1,088,195	11,567,513
Zoetis, Inc., Class A	418,259	72,509,380
		1,580,793,072
Professional Services — 0.6%
Automatic Data Processing, Inc.	374,236	89,326,391
Broadridge Financial Solutions, Inc.	107,292	21,136,524
Dayforce, Inc.(a)(b)	141,926	7,039,529
Equifax, Inc.	112,328	27,235,047
Jacobs Solutions, Inc.	114,541	16,002,523
Leidos Holdings, Inc.	125,411	18,294,957
Paychex, Inc.	291,745	34,589,287
Paycom Software, Inc.	44,828	6,412,197
Verisk Analytics, Inc.	132,274	35,654,457
		255,690,912
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A(b)	274,671	24,475,933
CoStar Group, Inc.	372,321	27,603,879
		52,079,812
Residential REITs — 0.3%
AvalonBay Communities, Inc.	128,498	26,584,951
Camden Property Trust	98,667	10,765,556
Equity Residential	312,352	21,658,488
Essex Property Trust, Inc.	58,653	15,965,347
Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	522,843	$ 18,764,835
Mid-America Apartment Communities, Inc.	105,550	15,052,486
UDR, Inc.	279,735	11,511,095
		120,302,758
Retail REITs — 0.3%
Federal Realty Investment Trust	66,889	6,753,782
Kimco Realty Corp.	615,032	11,968,523
Realty Income Corp.	795,263	42,005,792
Regency Centers Corp.	146,221	9,094,946
Simon Property Group, Inc.	296,911	45,071,090
		114,894,133
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(a)	1,472,005	238,773,931
Analog Devices, Inc.	451,717	103,108,922
Applied Materials, Inc.	758,020	178,885,140
Broadcom, Inc.	397,841	638,745,661
Enphase Energy, Inc.(a)(b)	124,399	12,403,824
First Solar, Inc.(a)	97,425	21,965,440
Intel Corp.	3,887,847	120,406,622
KLA Corp.	123,200	101,579,632
Lam Research Corp.	119,437	127,182,489
Microchip Technology, Inc.	492,864	45,097,056
Micron Technology, Inc.	1,005,677	132,276,696
Monolithic Power Systems, Inc.	43,754	35,951,787
NVIDIA Corp.	22,465,253	2,775,357,356
NXP Semiconductors NV	232,411	62,539,476
ON Semiconductor Corp.(a)	390,191	26,747,593
Qorvo, Inc.(a)(b)	87,017	10,097,453
QUALCOMM, Inc.	1,021,051	203,372,938
Skyworks Solutions, Inc.	145,968	15,557,269
Teradyne, Inc.	140,558	20,843,346
Texas Instruments, Inc.	828,374	161,143,594
		5,032,036,225
Software — 10.8%
Adobe, Inc.(a)	411,778	228,759,150
ANSYS, Inc.(a)	79,482	25,553,463
Autodesk, Inc.(a)	194,880	48,223,056
Cadence Design Systems, Inc.(a)	247,852	76,276,453
Crowdstrike Holdings, Inc., Class A(a)	210,667	80,725,488
Fair Isaac Corp.(a)	22,692	33,780,673
Fortinet, Inc.(a)	580,649	34,995,715
Gen Digital, Inc.	517,980	12,939,140
Intuit, Inc.	255,026	167,605,637
Microsoft Corp.	6,787,801	3,033,807,657
Oracle Corp.	1,452,498	205,092,718
Palo Alto Networks, Inc.(a)	295,082	100,035,749
PTC, Inc.(a)(b)	109,677	19,925,021
Roper Technologies, Inc.	97,316	54,853,136
Salesforce, Inc.	881,862	226,726,720
ServiceNow, Inc.(a)	186,758	146,916,916
Synopsys, Inc.(a)	138,949	82,682,992
Tyler Technologies, Inc.(a)(b)	37,958	19,084,523
		4,597,984,207
Specialized REITs — 0.9%
American Tower Corp.	424,683	82,549,881
Crown Castle, Inc.	395,534	38,643,672
Digital Realty Trust, Inc.	294,189	44,731,437
Equinix, Inc.	85,529	64,711,241
Extra Space Storage, Inc.	193,116	30,012,158
Iron Mountain, Inc.	264,952	23,744,998
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Public Storage	144,264	$ 41,497,540
SBA Communications Corp.	98,287	19,293,738
VICI Properties, Inc.	942,473	26,992,427
Weyerhaeuser Co.	661,169	18,770,588
		390,947,680
Specialty Retail — 1.8%
AutoZone, Inc.(a)	15,928	47,212,185
Bath & Body Works, Inc.	206,353	8,058,085
Best Buy Co., Inc.	172,602	14,548,623
CarMax, Inc.(a)(b)	145,430	10,665,836
Home Depot, Inc.	906,698	312,121,719
Lowe’s Cos., Inc.	523,936	115,506,930
O’Reilly Automotive, Inc.(a)(b)	53,816	56,832,925
Ross Stores, Inc.	305,227	44,355,588
TJX Cos., Inc.	1,038,262	114,312,646
Tractor Supply Co.	98,493	26,593,110
Ulta Beauty, Inc.(a)(b)	44,285	17,088,253
		767,295,900
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	13,164,099	2,772,622,532
Hewlett Packard Enterprise Co.	1,184,319	25,072,033
HP, Inc.	795,353	27,853,262
NetApp, Inc.	187,362	24,132,226
Seagate Technology Holdings PLC	179,485	18,535,416
Super Micro Computer, Inc.(a)(b)	44,332	36,323,424
Western Digital Corp.(a)	297,873	22,569,837
		2,927,108,730
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	23,384	22,634,543
Lululemon Athletica, Inc.(a)	104,615	31,248,501
NIKE, Inc., Class B	1,108,909	83,578,471
Ralph Lauren Corp., Class A	36,888	6,457,613
Tapestry, Inc.	209,561	8,967,115
		152,886,243
Tobacco — 0.5%
Altria Group, Inc.	1,606,539	73,177,851
Philip Morris International, Inc.	1,414,311	143,312,134
		216,489,985
Trading Companies & Distributors — 0.3%
Fastenal Co.	521,312	32,759,246
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	61,265	$ 39,621,913
WW Grainger, Inc.	39,920	36,017,421
		108,398,580
Water Utilities — 0.1%
American Water Works Co., Inc.	176,107	22,745,980
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	475,752	83,817,987
Total Common Stocks — 98.7% (Cost: $15,522,887,402)		41,867,702,195
Investment Companies
Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	506,022	276,910,419
Total Investment Companies — 0.7% (Cost: $210,024,147)		276,910,419
Total Long-Term Investments — 99.4% (Cost: $15,732,911,549)		42,144,612,614
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	214,791,106	214,855,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	150,948,333	150,948,333
Total Short-Term Securities — 0.8% (Cost: $365,753,557)		365,803,877
Total Investments — 100.2% (Cost: $16,098,665,106)		42,510,416,491
Liabilities in Excess of Other Assets — (0.2)%		(97,723,471)
Net Assets — 100.0%		$ 42,412,693,020

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 213,530,225	$ 1,401,844 (a)	$ —	$ (16,391)	$ (60,134)	$ 214,855,544	214,791,106	$ 253,135 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	84,851,864	66,096,469 (a)	—	—	—	150,948,333	150,948,333	3,748,757	—
BlackRock, Inc.	101,130,797	2,246,657	—	—	(3,079,185)	100,298,269	127,392	1,292,049	—
iShares Core S&P 500 ETF	229,277,684	1,366,527,758	(1,377,137,706)	27,110,694	31,131,989	276,910,419	506,022	2,395,400	—
				$ 27,094,303	$ 27,992,670	$ 743,012,565		$ 7,689,341	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	595	09/20/24	$ 164,265	$ (183,662)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 183,662	$ —	$ —	$ —	$ 183,662

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 17,690,608	$ —	$ —	$ —	$ 17,690,608
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,250,726)	$ —	$ —	$ —	$ (1,250,726)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$149,682,975
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 41,867,702,195	$ —	$ —	$ 41,867,702,195
Investment Companies	276,910,419	—	—	276,910,419
Short-Term Securities
Money Market Funds	365,803,877	—	—	365,803,877
	$42,510,416,491	$—	$—	$42,510,416,491
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (183,662)	$ —	$ —	$ (183,662)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities(unaudited)
June 30, 2024

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 41,767,403,926
Investments, at value — affiliated(c)	743,012,565
Cash	85,194
Cash pledged for futures contracts	7,092,000
Receivables:
Securities lending income — affiliated	45,069
Contributions from investors	89,598,426
Dividends — unaffiliated	21,023,916
Dividends — affiliated	400,538
Prepaid expenses	23,199
Total assets	42,628,684,833
LIABILITIES
Collateral on securities loaned	214,755,876
Payables:
Investment advisory fees	334,848
Trustees’ fees	65,335
Professional fees	106,866
Variation margin on futures contracts	728,888
Total liabilities	215,991,813
Commitments and contingent liabilities
NET ASSETS	$ 42,412,693,020
NET ASSETS CONSIST OF
Investors’ capital	$ 16,001,125,297
Net unrealized appreciation (depreciation)	26,411,567,723
NET ASSETS	$ 42,412,693,020
(a) Investments, at cost—unaffiliated	$15,477,051,892
(b) Securities loaned, at value	$208,733,715
(c) Investments, at cost—affiliated	$621,613,214
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$266,598,634
Dividends — affiliated	7,436,206
Interest — unaffiliated	194,041
Securities lending income — affiliated — net	253,135
Foreign taxes withheld	(1,369,907)
Total investment income	273,112,109
EXPENSES
Investment advisory	1,961,775
Trustees	129,327
Professional	11,466
Total expenses	2,102,568
Less:
Fees waived and/or reimbursed by the Manager	(208,775)
Total expenses after fees waived and/or reimbursed	1,893,793
Net investment income	271,218,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,909,483)
Investments — affiliated	27,094,303
Futures contracts	17,690,608
37,875,428
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,257,066,485
Investments — affiliated	27,992,670
Futures contracts	(1,250,726)
5,283,808,429
Net realized and unrealized gain	5,321,683,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,592,902,173
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$271,218,316	$537,336,198
Net realized gain	37,875,428	77,031,599
Net change in unrealized appreciation (depreciation)	5,283,808,429	7,075,494,284
Net increase in net assets resulting from operations	5,592,902,173	7,689,862,081
CAPITAL TRANSACTIONS
Proceeds from contributions	4,854,444,925	7,389,545,731
Value of withdrawals	(4,061,034,726)	(8,597,872,533)
Net increase (decrease) in net assets derived from capital transactions	793,410,199	(1,208,326,802)
NET ASSETS
Total increase in net assets	6,386,312,372	6,481,535,279
Beginning of period	36,026,380,648	29,544,845,369
End of period	$42,412,693,020	$36,026,380,648
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

S&P 500 Index Master Portfolio
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	15.26%(a)	26.24%	(18.13)%	28.65%	18.42%	31.44%
Ratios to Average Net Assets(b)
Total expenses	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.03%
Total expenses after fees waived and/or reimbursed	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment income	1.38%(c)	1.63%	1.60%	1.39%	1.82%	1.95%
Supplemental Data
Net assets, end of period (000)	$42,412,693	$36,026,381	$29,544,845	$34,489,286	$26,992,973	$23,207,958
Portfolio turnover rate	4%	10%	13%	6%	5%	3%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 3,138,930	$ (3,138,930)	$ —	$ —
Barclays Capital, Inc.	3,603,838	(3,603,838)	—	—
BNP Paribas SA	3,278,602	(3,278,602)	—	—
BofA Securities, Inc.	9,656,683	(9,656,683)	—	—
Citadel Clearing LLC	3,098,768	(3,077,928)	—	20,840
Citigroup Global Markets, Inc.	23,281,978	(23,281,978)	—	—
Goldman Sachs & Co. LLC	32,509,330	(32,509,330)	—	—
J.P. Morgan Securities LLC	14,333,425	(14,333,425)	—	—
Jefferies LLC	303,176	(300,590)	—	2,586
Morgan Stanley	19,430,427	(19,430,427)	—	—
National Financial Services LLC	1,897,780	(1,897,780)	—	—
RBC Capital Markets LLC	17,453,632	(17,453,632)	—	—
Scotia Capital (USA), Inc.	59,259	(59,259)	—	—
SG Americas Securities LLC	339,578	(339,578)	—	—
State Street Bank & Trust Co.	1,436,184	(1,436,184)	—	—
Toronto-Dominion Bank	17,546,380	(17,546,380)	—	—
UBS AG	56,832,925	(56,832,925)	—	—
Virtu Americas LLC	532,820	(532,820)	—	—
	$ 208,733,715	$ (208,710,289)	$ —	$ 23,426

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2025. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $140,793.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amounts waived were $49,123.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2024, the Manager waived $18,859 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $93,650 for securities lending agent services.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 372,165,753	$ 53,160,231	$ (16,871,802)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $2,578,285,728 and $1,500,690,025, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 15,985,955,191	$ 27,418,969,533	$ (894,691,895)	$ 26,524,277,638
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or BlackRock), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 14, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 14, 2024